Filed with the Securities and Exchange Commission on February 24, 2012

1933 Act Registration File No.   333-173481
1940 Act File No. 811-22548

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933		[	X	]
Pre-Effective Amendment No.		[	X	]
Post-Effective Amendment No.	2	[		]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940		[	X	]
Amendment No.	3	[	X	]

(Check appropriate box or boxes.)

WALL STREET EWM FUNDS TRUST
(Exact Name of Registrant as Specified in Charter)

55 East 52nd Street, 23rd Floor
New York, New York 10055
(Address of Principal Executive Offices, including Zip Code)

Registrant’s Telephone Number, including Area Code: (800) 443-4693

Robert P. Morse, President
55 East 52nd Street, 23rd Floor
New York, New York 10055
(Name and Address of Agent for Service)

Copy to:

Richard Teigen, Esq.
Foley & Lardner LLP
777 East Wisconsin Avenue
Milwaukee, Wisconsin 53202

It is proposed that this filing will become effective (check appropriate box)
[		]	immediately upon filing pursuant to paragraph (b)
[		]	On (date) pursuant to paragraph (b)
[	X	]	60 days after filing pursuant to paragraph (a)(1)
[		]	on (date) pursuant to paragraph (a)(1)
[		]	75 days after filing pursuant to paragraph (a)(2)
[		]	on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:
[	]	This post-effective amendment designates a new effective date for a previously filed post- effective amendment.

Explanatory Note:  This Post-Effective Amendment No. 2 to the Registration Statement of Wall Street EWM Funds Trust (the “Trust”) is being filed to make material changes to the registration statement including the addition of an Institutional Share Class for the Trust’s series: the Evercore Wealth Management Macro Opportunity Fund.

Subject to Completion February 24, 2012

The information in this Prospectus is not complete and may be changed.  We may not sell these securities until the registration statement filed with the Securities and Exchange Commission becomes effective.  This Prospectus is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.

EVERCORE WEALTH MANAGEMENT MACRO OPPORTUNITY FUND

Investor Share Class
(Trading Symbol: EWMOX)

Institutional Share Class
(Trading Symbol: […])

PROSPECTUS

April 30, 2012

The Wall Street EWM Funds Trust
55 East 52nd Street, 23rd Floor
New York, New York 10055
1-800-443-4693

These securities have not been approved or disapproved by the Securities and Exchange Commission nor has the Commission passed upon the adequacy of this Prospectus.  Any representation to the contrary is a criminal offense.

Table of Contents - Prosepctus

TABLE OF CONTENTS

SUMMARY SECTION

Investment Objective
The investment objective of the Evercore Wealth Management Macro Opportunity Fund (the “Fund”) is long-term capital appreciation.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

	Investor Class Shares	Institutional Class Shares
Shareholder Fees (fees paid directly from your investment)	None	None

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.75%	0.75%
Shareholder Servicing Fee	0.25%	None
Other Expenses	[…]%	[…]%
Acquired Fund Fees and Expenses(1)	[…]%	[…]%
Total Annual Fund Operating Expenses	[…]%	[…]%
Fee Waiver/Expense Reimbursement(2)	[…]%	[…]%
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement(3)	1.25%	1.00%

(1)
Acquired Fund Fees and Expenses are not directly borne by the Fund, and they are not reflected in the Fund’s financial statements, with the result that the information presented in the expense table may differ from that presented in the financial highlights.

(2)
Pursuant to an expense limitation agreement, the investment adviser, Evercore Wealth Management, LLC has agreed to limit the Fund’s total expenses (exclusive of all federal, state and local taxes, interest, dividends and interest on short positions, acquired fund fees and expenses, brokerage commissions and other costs incurred in connection with the purchase and sale of securities and extraordinary items) to 1.25% and 1.00% for Investor Class shares and Institutional Class shares, respectively, through June 30, 2013.

The expense limitation provision cannot be changed to the detriment of shareholders without the consent of shareholders.  The Adviser has the right to receive reimbursement for fee reductions and/or expense payments made in the prior three fiscal years provided that after giving effect to such reimbursement (exclusive of all federal, state and local taxes, interest, dividends and interest on short positions, acquired fund fees and expenses, brokerage commissions and other costs incurred in connection with the purchase and sale of securities and extraordinary items) do not exceed 1.25% and 1.00% for Investor Class shares and Institutional Class shares, respectively, of average daily net assets in the year of reimbursement.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  The fee waiver/expense reimbursement arrangement discussed in the table above is reflected only in the first year of the periods shown in the Example.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Investor Share Class
1 Year	3 Years
$[…]	$[…]

Institutional Share Class
1 Year	3 Years
$[…]	$[…]

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Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was […]% of the average value of its portfolio.

Principal Investment Strategies
To achieve its investment objective, the Fund will invest in a combination of fixed income securities, equity securities, currencies and commodity-linked instruments that the Fund’s portfolio managers believe will result in the highest returns under prevailing economic and market conditions.  In selecting investments for the Fund, the portfolio managers apply a proprietary research process to identify individual securities that they believe will appreciate in value in the current market environment.  The Fund’s approach makes the assumption that long-term economic growth and security appreciation is fostered by nations with effective central banks and strong, growth-inducing, fiscal policies.  In selecting investments for the Fund, the portfolio managers use a two-part investment process that incorporates top-down macroeconomic research coupled with bottom-up security selection.  First, the portfolio managers analyze the fiscal and monetary policies of all major countries and economic regions and consider whether or not these policies as currently implemented will promote long-term economic growth and price stability.  A further assessment is made to identify the relative return potential among different countries’ bonds, currencies and equities.

Second, utilizing fundamental and quantitative analysis, securities are then selected that will most benefit from growth promoting policies or that will provide a hedge against risks created by growth inhibiting policy prescriptions.  Additionally, the portfolio managers will manage risk and volatility on an ongoing basis.

The Fund has a flexible mandate to allocate its investments among countries and asset classes with no required fixed proportions.  The portfolio managers expect to actively evaluate investment ideas in the context of dynamic markets and economic conditions.

The portfolio managers will determine to sell an investment when it is no longer suitable for the Fund’s portfolio by applying the same process used for selecting investments, as described above, or when a more attractive investment opportunity becomes available.

The Fund may invest in fixed income securities of U.S. and foreign issuers (including issuers located in emerging markets), and derivative securities that are linked to fixed income securities.  “Fixed income securities” include bonds, debt securities and other fixed income instruments issued by various U.S. and non-U.S. governments (including their agencies or instrumentalities) and private-sector entities.  These investments may include securities of varying maturities, durations and ratings, including securities that have been rated below investment grade by a nationally recognized statistical ratings organization (“NRSRO”), commonly referred to as “junk bonds” or “high yield bonds.”  In addition to direct investments in fixed income securities and other instruments that are linked to fixed-income securities, the Fund invests in shares of other investment companies that invest in fixed income securities and other instruments that are linked to fixed-income securities, including shares of exchange-traded funds (“ETFs”).

The Fund may take both long and short positions in equity securities, including common and preferred stock of U.S. and foreign companies (including issuers located in emerging markets), convertible securities, depositary receipts, equity swaps and derivative instruments that are linked to equity securities.  The Fund is generally not constrained among the other types of equity securities in which it may invest.  The Fund may invest in equity securities of companies with market capitalizations of any size.  In addition to direct investments in equity securities and other equity-linked instruments, the Fund may invest in shares of other investment companies and ETFs that invest in equity securities and other equity-linked instruments.

The Fund may invest in securities denominated in U.S. dollars or foreign currencies (including that of issuers located in emerging markets).  In addition, the Fund may invest in foreign currencies and derivative instruments that are linked to foreign currencies.  The Fund may purchase and sell foreign currency, enter into forward currency contracts, and may invest in currency futures contracts, options on foreign currencies and foreign currency futures.

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The Fund may invest in commodity-linked instruments, including commodity-linked swaps, futures, options and options on futures, commodity-linked debt and other investment companies and ETFs that invest in commodity-linked instruments.  The Fund does not invest in physical commodities directly.  The Fund’s investments in commodity-linked derivatives will primarily be made through investments in a wholly-owned subsidiary of the Fund organized under the laws of the Cayman Islands (the “Subsidiary”). The Subsidiary is advised by the Fund’s investment adviser, Evercore Wealth Management, LLC (the “Adviser” or “EWM”).  EWM does not receive separate compensation from the Subsidiary.  The Subsidiary may invest without limitation in commodity-linked derivative instruments.  The Fund’s investment in the Subsidiary will not exceed 25% of the value of the Fund’s total assets.  All of the Fund’s investments in the Subsidiary will be subject to the investment policies and restrictions of the Fund, including those related to leverage and liquidity.  In addition, the valuation and brokerage policies will be applied to the Subsidiary.  The Subsidiary’s financial statements will be consolidated with the Fund’s financial statements in the Fund’s annual and semi-annual reports to shareholders.

The Fund’s investments in derivative securities, including, but not limited to futures contracts, options, options on futures contracts, swap agreements, warrants, currency-linked derivatives and commodity-linked derivatives may be used as a substitute for making direct investments in the underlying instruments or to reduce exposure to, or “hedge” against market volatilities.  The Fund may use a derivative investment rather than investing directly in an underlying asset class as a low-cost, effective means to gain exposure to the asset class.  Derivatives and short sale transactions involve the use of leverage.  Accordingly, the Fund will maintain long positions in securities available for collateral, consisting of cash, cash equivalents and other liquid securities, to comply with applicable legal requirements.

The amount of the Fund’s portfolio that may be allocated to fixed income, equity, currencies and commodities asset classes is expected to vary over time at the Adviser’s discretion.  The Fund will sell an investment during portfolio rebalancing periods when the Fund’s holdings in an investment or asset class are larger than the target allocation suggested by the Adviser’s proprietary investment models, when an investment declines in value, or when a more attractive investment opportunity becomes available.  The Fund is non-diversified under federal securities laws, which means that it may invest a high percentage of its assets in a limited number of securities.  The Adviser may engage in active trading of the Fund’s portfolio investments to achieve the Fund’s investment objective.

Principal Risks
In addition to possibly not achieving your investment goals, you could lose money by investing in the Fund.  The principal risks of investing in the Fund are:

•
Management Risk.  The risk that strategies employed by the investment adviser in selecting investments for the Fund may not result in an increase in the value of your investment or in overall performance equal to other investments.

•	General Market Risk. The risk that certain investments selected for the Fund’s portfolio may be worth less than the price originally paid for them, or less than they were worth at an earlier time.
•
Derivatives Risk.  Derivatives, including futures, swaps and forward foreign currency contracts, may be more volatile than investments directly in the underlying securities, involve additional costs and may involve a small initial investment relative to the risk assumed.  In addition, the value of a derivative may not correlate perfectly to the underlying securities index or overall securities markets.  A swap contract may not be assigned without the consent of the counter-party, and may result in losses in the event of a default or bankruptcy of the counter-party.  Derivatives are also subject to a number of additional risks, such as:

•
Futures Risk.  Futures contracts may be more volatile than investments directly in the underlying securities, involve additional costs and may involve a small initial investment relative to the risk assumed.

•	Swap Agreement Risk. A swap contract may not be assigned without the consent of the counterparty, and may result in losses in the event of a default or bankruptcy of the counterparty.
•	Liquidity Risk. The risk that the Fund may not be able to sell or close out a derivative instrument.
•	Interest Rate Risk. The risk that underlying investments may lose value due to interest rate changes.
•	Credit Risk. The risk that underlying investments may lose value due to borrowers defaulting or failing to pay back debt.
•
Fixed Income Securities Risks.  Interest rates may go up resulting in a decrease in the value of the fixed income securities held by the Fund.  Credit risk is the risk that an issuer will not make timely payments of principal and interest.  There is also the risk that an issuer may “call,” or repay, its high yielding bonds before their maturity dates.  Fixed income securities may be subject to risk of prepayment, and may decline in value because of mortgage foreclosures or defaults on the underlying obligations.  Fixed income securities subject to prepayment can offer less potential for gains during a declining interest rate environment and similar or greater potential for loss in a rising interest rate environment.  Limited trading opportunities for certain fixed income securities may make it more difficult to sell or buy a security at a favorable price or time.

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•
High-Yield Fixed Income Securities Risk.  The fixed-income securities held by the Fund that are rated below investment grade are subject to additional risk factors such as increased possibility of default, illiquidity of the security, and changes in value based on public perception of the issuer.  Such securities are generally considered speculative because they present a greater risk of loss, including default, than higher quality debt securities.

•
Equity Risk. The market value of equity securities held by the Fund may increase or decline more dramatically than other asset classes over a shorter period of time.  These price movements may result from factors affecting individual companies, industries or the securities market as a whole.

•
Commodities Markets Risk.  Exposure to commodity markets through investments in commodities futures contracts may subject the Fund to greater volatility than investments in traditional securities.  This is because the value of companies in commodity-related businesses may be affected by overall market movements and other factors affecting the value of a particular industry or commodity, such as weather, disease, embargoes, or political and regulatory developments.

•
Foreign and Emerging Market Securities Risk.  Foreign investments may carry risks associated with investing outside the United States, such as currency fluctuation, economic or financial instability, lack of timely or reliable financial information or unfavorable political or legal developments.  Those risks are increased for investments in emerging markets.

•
Currency and Forward Currency Contracts Risks.  Changes in foreign currency exchange rates will affect the value of what the Fund owns and the Fund’s share price.  Generally, when the U.S. dollar rises in value against a foreign currency, an investment in that foreign currency loses value because it is worth fewer U.S. dollars.  Devaluation of a currency by a country’s government or banking authority also will have a significant impact on the value of any investments denominated in that currency. Currency markets generally are not as regulated as securities markets.  Investments in forward currency contracts could minimize the risk of loss due to a decline in the value of the hedged currency, but may also limit any potential gain from an increase in the value of the currency.

•
Short Sale Risk.  Short sale strategies are riskier than long investment strategies.  Short selling of securities may result in the Fund’s investment performance suffering if it is required to close out a short position earlier than it had intended.

•
Shares of Other Investment Companies Risk.  You will indirectly bear fees and expenses charged by the underlying funds in addition to the Fund’s direct fees and expenses.  As a result, your cost of investing in the Fund will generally be higher than the cost of investing directly in the underlying fund shares.

•
Exchange-Traded Funds Risk.  There are risks related to investing in ETFs that do not apply to investments in conventional mutual funds, including that the market price of the ETF’s shares may trade at a discount to their net asset value (“NAV”) or that an active trading market for an ETF’s shares may not develop or be maintained.

•
Convertible Securities Risk.  A convertible security is a fixed-income security (a debt instrument or a preferred stock) which may be converted at a stated price within a specified period of time into a certain quantity of the common stock of the same or a different issuer. The market value of a convertible security performs like that of a regular debt security, that is, if market interest rates rise, the value of the convertible security falls.

•
Government-Sponsored Entities Risk.  The Fund invests in securities issued or guaranteed by government-sponsored entities.  However, these securities may not be guaranteed or insured by the U.S. Government and may only be supported by the credit of the issuing agency.

•
Asset-Backed and Mortgage-Backed Securities Risk.  Asset-backed and mortgage-backed securities are subject to risk of prepayment.  These types of securities may also decline in value because of mortgage foreclosures or defaults on the underlying obligations.

•
Leverage Risk.  Investments in derivative instruments and selling securities short involve the use of leverage.  Leverage can increase the investment returns of the Fund.  However, if the securities decrease in value, the Fund will suffer a greater loss than would have resulted without the use of leverage.

•
Tax Risk.  There is the risk that the Fund’s investment strategies, including investments in derivative securities and commodities, may be subject to special tax rules, the effect of which may be to accelerate income to the Fund, defer losses to the Fund, cause adjustments in the holding periods of the Fund’s securities, convert long-term capital gains into short-term capital gains or convert short-term capital losses into long-term capital losses.

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•
Non-Diversified Fund Risk.  The Fund is non-diversified under federal securities laws, which means that it may invest a high percentage of its assets in a limited number of securities.  Since the Fund is non-diversified, its net asset value and total returns may fluctuate or fall more in times of weaker markets than a diversified mutual fund.  A single investment may have a greater impact on the Fund’s return as a result of its non-diversification.

•
High Portfolio Turnover Rate Risk. A high portfolio turnover rate (100% or more) has the potential to result in the realization by the Fund and distribution to shareholders of a greater amount of capital gains than if the Fund had a low portfolio turnover rate, and will result in higher transaction costs, which may lower the Fund’s return.  This may mean that you would be likely to have a higher income tax liability.  Distributions to shareholders of short-term capital gains are currently taxable as ordinary income under federal income tax laws.

Performance
Performance information for the Fund has not been presented because, as of the date of this Prospectus, the Fund has not been in operation for a full calendar year.

Investment Adviser
Evercore Wealth Management, LLC is the Fund’s investment adviser.

Portfolio Managers
John McDermott, CFA, Partner and Portfolio Manager, Brian Pollak, CFA, Portfolio Manager and Judith McDonald Moses, CFA, Partner and Portfolio Manager, each of EWM, have served as the Portfolio Managers of the Fund since its inception in June 2011.

Purchase and Sale of Fund Shares
You may purchase or redeem shares by mail (Evercore Wealth Management Macro Opportunity Fund, c/o U.S. Bancorp Fund Services, LLC, P.O. Box 701, Milwaukee, WI 53201-0701), or by telephone at 1-800-443-4693.  Investors who wish to purchase or redeem Fund shares through a financial intermediary should contact the financial intermediary directly.  The minimum initial investment for Investor Class shares of regular accounts (including IRA accounts) is $5,000.  The minimum initial investment for Institutional Class shares of regular accounts (including IRA accounts) is $[…].  The minimum initial investment for automatic investment plans is $5,000.  The minimum investment for subsequent investments of Investor Class shares is $100.  The minimum investment for subsequent investments of Institutional Class shares is $[…].

Tax Information
The Fund’s distributions are taxable, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Distributions may be taxable upon withdrawal from tax-deferred accounts.

Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase Fund shares through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services.  These payments may create conflicts of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment.  Ask your salesperson or visit your financial intermediary’s website for more information.

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INVESTMENT OBJECTIVE AND POLICIES, RELATED RISKS AND
DISCLOSURE OF PORTFOLIO HOLDINGS

INVESTMENT OBJECTIVE
The investment objective of the Fund is long-term capital appreciation.  The investment objective, strategies and policies described in this Prospectus may be changed without the approval of the Fund’s shareholders upon 60 days’ written notice to shareholders.

INVESTMENT POLICIES
The Fund will make investments that the Adviser believes will result in the highest absolute returns under prevailing macroeconomic and market conditions.  In selecting investments for the Fund, the portfolio managers apply a proprietary research process to identify individual securities that they believe will appreciate in value in the current market environment.  The Fund seeks to profit from either rising or falling values across a broad range of asset classes, including fixed income instruments, equity instruments, currencies and commodity-linked instruments.  The Adviser determines whether to buy or sell an individual investment for the Fund if anticipated profits from a particular investment are expected to contribute to an attractive return above inflation or help manage particular unwanted risk exposures that may have accumulated as a result of Fund investments.  The Fund may invest in securities representing each asset class directly (except for commodities) or indirectly through derivative instruments and investments in other investments companies and ETFs.

The Fund seeks to achieve its investment objective to protect and grow the purchasing power of investor portfolios, complementing allocations to high-quality U.S. taxable and municipal securities and U.S. domestic equity securities.  The Fund’s approach makes the assumption that long-term economic growth and security appreciation is fostered by nations with effective central banks and strong, growth-inducing, fiscal policies.  The strategy utilizes a fundamental, top-down macroeconomic allocation process and a bottom-up security selection approach.

The amount of the Fund’s portfolio that may be allocated to fixed income, equity, currencies and commodities asset classes is expected to vary over time at the Adviser’s discretion.  The Fund will sell an investment during portfolio rebalancing periods when the Fund’s holdings in an investment or asset class are larger than the target allocation suggested by the Adviser’s proprietary investment models, when an investment declines in value, or when a more attractive investment opportunity becomes available.  The Fund is non-diversified under federal securities laws, which means that it may invest a high percentage of its assets in a limited number of securities.  The Adviser may engage in active trading of the Fund’s portfolio investments to achieve the Fund’s investment objective.

Investments in Fixed Income Securities.  The Fund may invest in fixed income securities of U.S. and foreign issuers (including issuers located in emerging markets), and derivative securities that are linked to fixed income securities.  “Fixed income instruments” in which the Fund may invest include, but are not limited to, corporate bonds, debt securities and other fixed income instruments issued by various U.S. and non-U.S. governments (including their agencies or instrumentalities), municipal securities, partnership securities, commercial and residential mortgage-backed securities, asset backed securities, zero coupon bonds, variable and floating rate securities, when issued securities, private placements, and private-sector entities.  These investments may include securities of varying maturities, durations and ratings, including securities that have been rated below investment grade by a NRSRO, commonly referred to as “junk bonds” or “high yield bonds.”  In addition to direct investments in fixed income securities and derivative instruments that are linked to fixed-income securities, the Fund invest in shares of other investment companies that invest in fixed income securities and other instruments that are linked to fixed-income securities, including shares of ETFs.

Investments in Equity Securities.  The Fund may take both long and short positions in equity securities, including common and preferred stock of U.S. and foreign companies (including issuers located in emerging markets), convertible securities, depositary receipts, warrants, rights and derivative instruments that are linked to equity securities.  The Fund is generally not constrained among the other types of equity securities in which it may invest.  The Fund may invest in equity securities of companies with market capitalizations of any size.  In addition to direct investments in equity securities and other equity-linked instruments, the Fund may invest in shares of other investment companies and ETFs that invest in equity securities and other equity-linked instruments.

Currency Investments.  The Fund may invest in securities denominated in U.S. dollars or foreign currencies (including that of issuers located in emerging markets).  In addition, the Fund may invest in foreign currencies and derivative instruments that are linked to foreign currencies.  The Fund may purchase and sell foreign currency, enter into forward currency contracts, and may invest in currency futures contracts, options on foreign currencies and foreign currency futures.

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Commodity Investments.  The Fund may invest in commodity-linked instruments, including commodity-linked swaps, futures, options and options on futures, commodity-linked debt and other investment companies and ETFs that invest in commodity-linked instruments.  The Fund’s investments in commodity-linked instruments represent underlying tangible assets such as oil, minerals, metals and agricultural products.  In addition to investments in commodity-linked instruments, the Fund may invest in fixed income or equity securities of issuers that are engaged in a commodities-based industry (such as manufacturers of mining or agricultural equipment, producers of oil or other fossil fuels, or producers of forest products).  The Fund’s investments in commodity-linked derivatives will primarily be made through investments in the Subsidiary, which is organized under the laws of the Cayman Islands.  The Subsidiary is advised by the Fund’s investment adviser, Evercore Wealth Management, LLC (“EWM”).  The Subsidiary may invest without limitation in commodity-linked derivative instruments.  The Subsidiary is treated as a corporation for U.S. federal income tax purposes.  The Fund’s investment in the Subsidiary will not exceed 25% of the value of the Fund’s total assets.

Investments in Derivative Instruments.  The Fund may invest a substantial portion of its assets in derivative instruments.  The Fund’s investments in derivative securities, including, but not limited to futures contracts, options, options on futures contracts, swap agreements, warrants, currency-linked derivatives and commodity-linked derivatives may be used as a substitute for making direct investments in the underlying instruments or to reduce exposure to, or “hedge” against market volatilities.  The Fund may use a derivative investment rather than investing directly in an underlying asset class as a low-cost, effective means to gain exposure to the asset class.  Derivatives and short sale transactions involve the use of leverage.  Accordingly, the Fund will maintain long positions in securities available for collateral, consisting of cash, cash equivalents and other liquid securities, to comply with applicable legal requirements.

Temporary Investments
The Adviser may take a temporary defensive position when the securities trading markets or the economy are experiencing excessive volatility or a prolonged general decline, or other adverse conditions exist.  Under these circumstances, the Fund may be unable to pursue its investment objective.

RISK FACTORS
The Fund is not designed to offer a complete or balanced investment program and is not suitable for all investors.  The Fund’s investments may fluctuate in price.  This means that the value of your investment in the Fund will go up and down and you could lose money on your investment.

Management Risk.  The ability of the Fund to meet its investment objective is directly related to the Adviser’s investment strategies for the Fund.  The value of your investment in the Fund may vary with the effectiveness of the Adviser’s research, analysis and asset allocation among portfolio securities.  If the Adviser’s investment strategies do not produce the expected results, the value of your investment could be diminished or even lost entirely.

General Market Risk.  The market value of a security may move up or down, sometimes rapidly and unpredictably.  These fluctuations may cause a security to be worth less than the price originally paid for it, or less than it was worth at an earlier time.  Market risk may affect a single issuer, industry, sector of the economy or the market as a whole.

Derivatives Risk.  The Fund’s investment strategy includes derivatives such as futures contracts, options and options on futures contracts, forward foreign currency contracts and swaps.  Derivatives are financial contracts whose value depends on, or are derived from, the value of an underlying asset, reference rate or index.  The Fund typically uses derivatives as a substitute for taking a position in the underlying asset and/or as part of a strategy designed to reduce exposure to other risks, such as interest rate or currency risk.  The Fund may also use derivatives for leverage, in which case their use would involve leveraging risk, discussed below.  The Fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments.  Derivatives are subject to a number of risks in addition to those listed above, such as liquidity risk, interest rate risk, and credit risk.  They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index.  A fund investing in a derivative instrument could lose more than the principal amount invested.  Also, suitable derivative transactions may not be available in all circumstances, and there can be no assurance that the Fund will engage in these transactions to reduce exposure to other risks when that would be beneficial.

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Futures Contract Risk.  Futures contracts are subject to the same risks as the underlying securities that they represent, but also may involve risks different from, and possibly greater than, the risks associated with investing directly in the underlying securities.  Investments in futures contracts involve additional costs, may be more volatile than other investments and may involve a small initial investment relative to the risk assumed.  If the Adviser incorrectly forecasts the value of securities in using a futures contract, the Fund might have been in a better position if the Fund had not entered into the contract.

Options Risk.  Options and options on futures contracts are subject to the same risks as the securities in which the Fund invests directly, but also may involve risks different from, and possibly greater than, the risks associated with investing directly in securities.  Investments in options and options on futures involve additional costs, may be more volatile than other investments and may involve a small initial investment relative to the risk assumed.  If the Adviser incorrectly forecasts the value of securities in using an option or futures contract, the Fund might have been in a better position if the Fund had not entered into the contract.  In addition, the value of an option may not correlate perfectly to the underlying securities index or overall securities markets.

Swap Agreements Risk.  Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than a year, and will not have liquidity beyond the counterparty to the agreement.  In a standard swap transaction, two parties agree to exchange the returns earned on specific assets, such as the return on, or increase in value of, a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a “basket” of securities representing a particular index.  A swap contract may not be assigned without the consent of the counter-party, and may result in losses in the event of a default or bankruptcy of the counter-party.

Fixed Income Securities.  Fixed income securities held by the Fund are subject to interest rate risk, call risk, prepayment and extension risk, credit risk, and liquidity risk, which are more fully described below.

Interest Rate Risk.  Fixed income securities are subject to the risk that the securities could lose value because of interest rate changes.  For example, bonds tend to decrease in value if interest rates rise.  Fixed income securities with longer maturities sometimes offer higher yields, but are subject to greater price shifts as a result of interest rate changes than fixed income securities with shorter maturities.

Call Risk.  During periods of declining interest rates, a bond issuer may “call,” or repay, its high yielding bonds before their maturity dates.  The Fund would then be forced to invest the unanticipated proceeds at lower interest rates, resulting in a decline in its income.

Prepayment and Extension Risk.  Many types of fixed income securities are subject to prepayment risk.  Prepayment occurs when the issuer of a fixed income security can repay principal prior to the security’s maturity.  Fixed income securities subject to prepayment can offer less potential for gains during a declining interest rate environment and similar or greater potential for loss in a rising interest rate environment.  In addition, the potential impact of prepayment features on the price of a fixed income security can be difficult to predict and result in greater volatility.  On the other hand, rising interest rates could cause prepayments of the obligations to decrease, extending the life of mortgage- and asset-backed securities with lower payment rates.  This is known as extension risk and may increase the Fund’s sensitivity to rising rates and its potential for price declines.

Credit Risk.  Fixed income securities are generally subject to the risk that the issuer may be unable to make principal and interest payments when they are due.  There is also the risk that the securities could lose value because of a loss of confidence in the ability of the borrower to pay back debt.  Lower rated fixed income securities involve greater credit risk, including the possibility of default or bankruptcy.

Liquidity Risk.  Trading opportunities are more limited for fixed income securities that have not received any credit ratings, have received ratings below investment grade or are not widely held.  These features make it more difficult to sell or buy a security at a favorable price or time.  Consequently, the Fund may have to accept a lower price to sell a security, sell other securities to raise cash or give up an investment opportunity, any of which could have a negative effect on its performance.  Infrequent trading of securities may also lead to an increase in their price volatility.  Liquidity risk also refers to the possibility that the Fund may not be able to sell a security or close out an investment contract when it wants to.  If this happens, the Fund will be required to hold the security or keep the position open, and it could incur losses.

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High-Yield Fixed Income Securities Risk.  High-yield fixed income securities or “junk bonds” are fixed income securities rated below investment grade by a NRSRO.  Although junk bonds generally pay higher rates of interest than higher-rated securities, they are subject to a greater risk of loss of income and principal.  Junk bonds are subject to greater credit risk than higher-grade securities and have a higher risk of default.  Companies issuing high-yield junk bonds are more likely to experience financial difficulties that may lead to a weakened capacity to make principal and interest payments than issuers of higher grade securities.  Issuers of junk bonds are often highly leveraged and are more vulnerable to changes in the economy, such as a recession or rising interest rates, which may affect their ability to meet their interest or principal payment obligations.

U.S. Government and U.S. Agency Obligations.  U.S. Government obligations include securities issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities, such as the U.S. Treasury.  Payment of principal and interest on U.S. Government obligations may be backed by the full faith and credit of the United States or may be backed solely by the issuing or guaranteeing agency or instrumentality itself.  In the latter case, the investor must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment, which agency or instrumentality may be privately owned.  There can be no assurance that the U.S. Government would provide financial support to its agencies or instrumentalities (including government-sponsored enterprises) where it is not obligated to do so.  As a result, there is a risk that these entities will default on a financial obligation.  For instance, securities issued by the Government National Mortgage Association, commonly known as “Ginnie Mae,” are supported by the full faith and credit of the U.S. government.  Securities issued by Fannie Mae and Freddie Mac are supported only by the discretionary authority of the U.S. government.  However, the obligations of Fannie Mae and Freddie Mac have been placed into conservatorship until the entities are restored to a solvent financial condition.  Securities issued by the Student Loan Marketing Association are supported only by the credit of that agency.

Asset-Backed and Mortgage-Backed Securities Risk.  Asset-backed and mortgage-backed securities are subject to risk of prepayment.  This is more likely to occur when interest rates fall because many borrowers refinance mortgages to take advantage of more favorable rates.  Prepayments on mortgage-backed securities are also affected by other factors, such as the volume of home sales.  The Fund’s yield will be reduced if cash from prepaid securities is reinvested in securities with lower interest rates.  The risk of prepayment may also decrease the value of mortgage-backed securities.  Asset-backed securities may have a higher level of default and recovery risk than mortgage-backed securities.  However, both of these types of securities may decline in value because of mortgage foreclosures or defaults on the underlying obligations.

Equity Market Risk.  The Fund will be exposed to equity market risk through its investment in derivative instruments as well as direct investments in equities.  Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value as market confidence in and perceptions of their issuers change.  These investor perceptions are based on various and unpredictable factors including: expectations regarding government, economic, monetary and fiscal policies; inflation and interest rates; economic expansion or contraction; and global or regional political, economic and banking crises.  If you held common stock of any given issuer, you would generally be exposed to greater risk than if you held preferred stocks and debt obligations of the issuer because common stockholders generally have inferior rights to receive payments from issuers in comparison with the rights of preferred stockholders, bondholders and other creditors of such issuers.  A preferred stock is a blend of the characteristics of a bond and common stock.  It can offer the higher yield of a bond and has priority over common stock in equity ownership, but does not have the seniority of a bond and, unlike common stock, its participation in the issuer’s growth may be limited.  Preferred stock has preference over common stock in the receipt of dividends and in any residual assets after payment to creditors should the issuer be dissolved.  Although the dividend on a preferred stock may be set at a fixed annual rate, in some circumstances it can be changed or omitted by the issuer.

Short Sales Risk.  A short sale is the sale by the Fund of a security which it does not own in anticipation of purchasing the same security in the future at a lower price to close the short position.  A short sale will be successful if the price of the shorted security decreases.  However, if the underlying security goes up in price during the period in which the short position is outstanding, the Fund will realize a loss.  In such cases, the risk on a short sale is unlimited because the Fund must buy the shorted security at the higher price to complete the transaction.  Therefore, short sales may be subject to greater risks than investments in long positions.  With a long position, the maximum sustainable loss is limited to the amount paid for the security plus the transaction costs, whereas there is no maximum attainable price of the shorted security.  The Fund would also incur increased transaction costs associated with selling securities short.  In addition, if the Fund sells securities short, it must maintain a segregated account with its custodian containing cash or high-grade securities equal to (i) the greater of the current market value of the securities sold short or the market value of such securities at the time they were sold short, less (ii) any collateral deposited with the Fund’s broker (not including the proceeds from the short sales).  The Fund may be required to add to the segregated account as the market price of a shorted security increases.  As a result of maintaining and adding to its segregated account, the Fund may maintain higher levels of cash or liquid assets (for example, U.S. Treasury bills, repurchase agreements, high quality commercial paper and long equity positions) for collateral needs thus reducing its overall managed assets available for trading purposes.

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Commodities Markets Risk.  Exposure to commodity markets through investments in commodities-linked instruments and commodities futures contracts may subject the Fund to greater volatility than investments in traditional securities.  This is because the value of companies in commodity-related businesses may be affected by overall market movements and other factors affecting the value of a particular industry or commodity, such as weather, disease, embargoes, or political and regulatory developments.

Foreign and Emerging Market Securities Risk.  Foreign investments may carry risks associated with investing outside the United States, such as currency fluctuation, economic or financial instability, lack of timely or reliable financial information or unfavorable political or legal developments.  Those risks are increased for investments in emerging markets.

Foreign securities include American Depositary Receipts (“ADRs”) and similar investments, including European Depositary Receipts (“EDRs”) and Global Depositary Receipts (“GDRs”), dollar-denominated foreign securities and securities purchased directly on foreign exchanges.  ADRs, EDRs and GDRs are depositary receipts for foreign company stocks which are not themselves listed on a U.S. exchange, and are issued by a bank and held in trust at that bank, and which entitle the owner of such depositary receipts to any capital gains or dividends from the foreign company stocks underlying the depositary receipts.  ADRs are U.S. dollar denominated.  EDRs and GDRs are typically U.S. dollar denominated but may be denominated in a foreign currency.  Foreign securities, including ADRs, EDRs and GDRs, may be subject to more risks than U.S. domestic investments.  These additional risks may potentially include lower liquidity, greater price volatility and risks related to adverse political, regulatory, market or economic developments.  Foreign companies also may be subject to significantly higher levels of taxation than U.S. companies, including potentially confiscatory levels of taxation, thereby reducing the earnings potential of such foreign companies.

In addition, amounts realized on sales of foreign securities may be subject to high and potentially confiscatory levels of foreign taxation and withholding when compared to comparable transactions in U.S. securities.  The Fund will generally not be eligible to pass through to shareholders any U.S. federal income tax credits or deductions with respect to foreign taxes paid unless it meets certain requirements regarding the percentage of its total assets invested in foreign securities.  Investments in foreign securities involve exposure to fluctuations in foreign currency exchange rates.  Such fluctuations may reduce the value of the investment.  Foreign investments are also subject to risks including potentially higher withholding and other taxes, trade settlement, custodial, and other operational risks and less stringent investor protection and disclosure standards in certain foreign markets.  In addition, foreign markets can and often do perform differently from U.S. markets.

Currency Risk.  If the Fund invests directly in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, foreign (non-U.S.) currencies, or in derivatives that provide exposure to foreign (non-U.S.) currencies, it will be subject to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged.  Currency rates may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the United States or abroad.

Shares of Other Investment Companies.  Federal law generally prohibits a mutual fund from acquiring shares of an investment company if, immediately after such acquisition, the fund and its affiliated persons would hold more than 3% of such investment company’s total outstanding shares.  This prohibition may prevent the Fund from allocating its investments in an optimal manner.  You will indirectly bear fees and expenses charged by the underlying funds in addition to the Fund’s direct fees and expenses and, as a result, your cost of investing in the Fund will generally be higher than the cost of investing directly in the underlying fund shares.

Exchange-Traded Funds.  An investment in an ETF generally presents the same primary risks as an investment in a conventional mutual fund (i.e., one that is not exchange traded) that has the same investment objective, strategies and policies.   The price of an ETF can fluctuate within a wide range, and the Fund could lose money when investing in an ETF if the prices of the securities owned by the ETF go down.  In addition, ETFs are subject to the following risks that do not apply to conventional mutual funds: (1) the market price of the ETF’s shares may trade at a discount to their NAV; (2) an active trading market for an ETF’s shares may not develop or be maintained; or (3) trading of an ETF’s shares may be halted if the listing exchange’s officials deem such action appropriate, the shares are de-listed from the exchange, or the activation of market-wide “circuit breakers” (which are tied to large decreases in stock prices) halts stock trading generally.  Additionally, ETFs have management fees, which increase their cost.

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High Portfolio Turnover Rate Risk. The Fund’s investment strategy may result in high portfolio turnover rates.  This could generate capital gains that must be distributed to shareholders as short-term capital gains taxed at ordinary income tax rates (currently as high as 35%) and could increase brokerage commission costs.  To the extent that the Fund experiences an increase in brokerage commissions due to a higher turnover rate, the performance of the Fund could be negatively impacted by the increased expenses incurred by the Fund.

Leverage Risk.  Investments in derivative instruments and selling securities short involve the use of leverage.  Leverage can increase the investment returns of the Fund.  However, if the securities decrease in value, the Fund will suffer a greater loss than would have resulted without the use of leverage.

Tax Risk.  The Fund’s investments and investment strategies may be subject to special federal income tax provisions that may, among other things: (i) disallow, suspend or otherwise limit the allowance of certain losses or deductions; (ii) accelerate income to the Fund; (iii) convert lower taxed long-term capital gain into higher taxed short-term capital gain or ordinary income; (iv) convert an ordinary loss or a deduction into a capital loss (the deductibility of which is more limited); (v) treat dividends that would otherwise constitute qualified dividend income as non-qualified dividend income; or (vii) create a risk that the Fund will fail the diversification and source of income requirements under Subchapter M of the Internal Revenue Code of 1986, which could cause the Fund to fail to qualify for the tax treatment applicable to a regulated investment company.

Non-Diversified Fund Risk.  The Fund is non-diversified under federal securities laws, which means that it may invest a high percentage of its assets in a limited number of securities.  Since the Fund is non-diversified, its net asset value and total returns may fluctuate or fall more in times of weaker markets than a diversified mutual fund.

PORTFOLIO HOLDINGS DISCLOSURE
A description of the Fund’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund’s Statement of Additional Information.  Disclosure of the Fund’s holdings is required to be made quarterly within 60 days of the end of each fiscal quarter in the Annual Report and Semi-Annual Report to Fund shareholders and in the quarterly holdings report on Form N-Q.  The Annual and Semi-Annual Reports will be available by contacting the Evercore Wealth Management Macro Opportunity Fund, c/o U.S. Bancorp Fund Services, LLC, P.O. Box 701, Milwaukee, Wisconsin 53201-0701 or calling 1-800-443-4693 and on the Securities and Exchange Commission (“SEC”) website at www.sec.gov.  In addition, the Fund will make its Portfolio holdings information publicly available by posting the information on the Fund’s website on a monthly basis.

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HOW TO PURCHASE SHARES

Choosing a Share Class
The Fund offers Investor Class and Institutional Class shares in this Prospectus.  The different classes of shares represent investments in the same portfolio of securities, but the classes are subject to different expenses and may have different share prices as outlined below:

•	Investor Class shares are offered for sale at net asset value without the imposition of a sales charge. Investor Class shares are subject to a shareholder servicing fee of 0.25%.

•	Institutional Class shares are offered for sale at net asset value without the imposition of a sales charge or shareholder servicing fee.

Institutional Class shares are available only to shareholders who invest directly in the Fund or who invest through a broker-dealer, financial institution or servicing agent that does not receive a distribution or servicing fee from the Fund or the Adviser.  There is also a higher minimum initial investment requirement for Institutional Class shares as described below.

You should always discuss the suitability of your investment with your broker-dealer or financial adviser.

Minimum Initial Investment
You may open a Fund account with a minimum investment of the following amounts:
•	$5,000 or more for Investor Class shares of regular accounts (including IRA accounts)
•	$[…] or more for Institutional Class shares of regular accounts (including IRA accounts)
•	$5,000 or more for automatic investment plans for all types of accounts

Minimum Additional Investment
You may make subsequent investments to your Fund account at any time with the following minimum:

•	$100 or more for Investor Class shares of all types of accounts
•	$[…] or more for Institutional Class shares of all types of accounts

Good Order Purchase Requests:
When making a purchase request, make sure your request is in good order.  “Good order” means your request includes:

▪	the name of the Fund
▪	the dollar amount of shares to be purchased
▪	account application form or investment stub
▪	check payable to Evercore Wealth Management Macro Opportunity Fund

All purchases by check must be in U.S. dollars and drawn on U.S. Banks.  The Fund will not accept payment in cash or money orders.  The Fund also does not accept cashier’s checks in amounts of less than $10,000.  Also, to prevent check fraud, the Fund will not accept third party checks, Treasury checks, credit card checks, traveler’s checks or starter checks for the purchase of shares.  The Fund is unable to accept post dated checks, post dated on-line pay checks, or any conditional order or payment.

If your check is returned for any reason, a $25 fee will be assessed against your account.  You will also be responsible for any losses suffered by the Fund as a result.

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How Purchases may be Made

Through a broker/dealer or other intermediary
You can purchase shares of the Fund through asset management programs or services offered or administered by broker-dealers, fee-based financial planners, financial institutions or other service providers that have entered into agreements with the Fund.  Once you have opened your account with your intermediary, you must purchase all additional shares through your intermediary.  The intermediary is responsible for sending your purchase order to the Fund’s transfer agent, U.S. Bancorp Fund Services, LLC (the “Transfer Agent”) and will become the shareholder of record.  Please keep in mind that your broker-dealer or other intermediary may charge additional fees for its services.

By mail
You can purchase shares of the Fund directly from the Transfer Agent.  To open an account, complete an account application form and send it together with your check to the address below.  To make additional investments once you have opened your account, send your check together with the detachable form that is included with your Fund account statement or confirmation.  You may also send a letter stating the amount of your investment with your name, the name of the Fund and your account number together with a check to the address below.

	Regular Mail Evercore Wealth Management Macro Opportunity Fund c/o U.S. Bancorp Fund Services, LLC P.O. Box 701 Milwaukee, Wisconsin 53201-0701	Overnight Delivery Evercore Wealth Management Macro Opportunity Fund c/o U.S. Bancorp Fund Services, LLC 615 E. Michigan Street, Third Floor Milwaukee, Wisconsin 53202

NOTE:   The Fund does not consider the U.S. Postal Service or other independent delivery services to be its agents.  Therefore, deposit in the mail or with such services, or receipt at U.S. Bancorp Fund Services, LLC, post office box, of purchase orders or redemption requests does not constitute receipt by the Transfer Agent.

In compliance with the USA PATRIOT Act of 2001, please note that the Transfer Agent will verify certain information on your account application as part of the Fund’s Anti-Money Laundering Program.  As requested on the application, you should provide your full name, date of birth, social security number and permanent street address.  Mailing addresses containing only a P.O. Box will not be accepted.  Please contact the Transfer Agent at 1-800-443-4693 if you need additional assistance when completing your application.

If an investor does not provide the Transfer Agent with sufficient information for the Transfer Agent to establish a reasonable belief of the identity of an investor, the account will be rejected or the investor will not be allowed to perform a transaction for the account until the investor provides the Transfer Agent with the necessary information.  The Fund may also reserve the right to close the account within five business days if clarifying information/documentation is not received.

Shares of the Fund have not been registered for sale outside of the United States.  The Fund generally does not sell shares to investors residing outside of the United States, even if they are United States citizens or lawful permanent residents, except to investors with United States military APO/FPO addresses.

By telephone
To make additional investments by telephone, you must check the appropriate box on your account application form authorizing telephone purchases.  If you have given authorization for telephone transactions and your account has been open for at least 15 days, call the Fund toll-free at 1-800-443-4693 and you will be allowed to move money from your bank account to your Fund account upon request.  Only bank accounts held at domestic institutions that are Automated Clearing House (“ACH”) members may be used for telephone transactions.  For security reasons, requests by telephone will be recorded.  Your purchase will take place at the net asset value determined on the day your order is placed, provided that your order is received prior to 4 p.m. Eastern time.

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By wire
If you are making your first investment in the Fund, before you wire funds, the Transfer Agent must have a completed account application.  You can mail or overnight deliver your account application to the Transfer Agent.  Upon receipt of your completed account application, the Transfer Agent will establish an account for you.  The account number assigned will be required as part of the instruction that should be given to your bank to send the wire.  Your bank must include the name of the Fund you are purchasing, your name and account number, so that monies can be correctly applied.  Your bank should transmit funds by wire to:

U.S. Bank, National Association
777 East Wisconsin Avenue
Milwaukee, Wisconsin  53202
ABA #:  075000022
Credit:
U.S. Bancorp Fund Services, LLC
Account #:  112-952-137
Further Credit:
Evercore Wealth Management Macro Opportunity Fund
(shareholder registration)
(shareholder account number)

Before sending your wire, please contact the Transfer Agent at 1-800-443-4693 to advise them of your intent to wire funds.  This will ensure prompt and accurate credit upon receipt of your wire.

Wire funds must be received prior to 4:00 p.m. (Eastern time) to be eligible for same day pricing.  The Fund and U.S. Bank, N.A. are not responsible for the consequence of delays resulting from the banking or Federal Reserve wire system, or from incomplete wiring instructions.

Through an automatic investment plan
If you intend to use the Automatic Investment Plan (“AIP”), you may open your account with an initial minimum investment of $5,000.  Once your account has been opened, you may purchase shares of the Fund through the AIP in amounts of at least $100.  If you chose this option, funds will be automatically transferred from your bank account monthly.  To be eligible for this plan, your bank must be a domestic institution that is an ACH member.  The Fund may modify or terminate the AIP at any time.  The first AIP purchase will take place no earlier than 15 days after the Transfer Agent has received your request.  If your bank rejects your payment, the Transfer Agent will charge a $25 fee to your account.  To begin participating in the AIP, please complete the Automatic Investment Plan section on the account application.  Any request to change or terminate your AIP should be submitted to the Transfer Agent five business days prior to effective date.

Householding
In an effort to decrease costs, the Fund intends to reduce the number of duplicate prospectuses and Annual and Semi-Annual Reports you receive by sending only one copy of each to those addresses shared by two or more accounts and to shareholders we reasonably believe are from the same family or household.  Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 1-800-443-4693 to request individual copies of these documents.  Once the Fund receives notice to stop householding, we will begin sending individual copies thirty days after receiving your request.  This policy does not apply to account statements.

HOW TO REDEEM SHARES

You may request redemption of your shares at any time.  Your shares will be redeemed at the next NAV per share calculated after your order is received in good order by the Fund or its agents.  “Good order” means your letter of instruction includes:

▪	the name of the Fund
▪	the dollar amount or the number of shares to be redeemed
▪	signatures of all registered shareholders exactly as the shares are registered, including a signature guarantee when applicable
▪	the account number

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How Redemptions may be Made
Before selling recently purchased shares, please note that if the Transfer Agent has not yet collected payment for the shares you are selling, it may delay sending the proceeds until the payment is collected, which may take up to 12 calendar days from the purchase date.

Through a broker/dealer or other intermediary
If you purchased your shares through a broker-dealer or other financial intermediary, your redemption order should be placed through the same organization.  Your broker or financial consultant is responsible for sending your redemption order to the Transfer Agent on a timely basis.  Please keep in mind that your broker or financial consultant may charge additional fees for its services.

By mail
If you purchased your shares directly from the Transfer Agent, you should send your written redemption request to the address below.  Your request should contain the Fund’s name, your account number and the number of shares or the dollar amount of shares to be redeemed.  Be sure to have all account holders sign the letter.  Additional documents are required for shareholders that are corporations, partnerships, executors, trustees, administrators, or guardians (i.e., corporate resolutions or trust documents indicating proper authorization).  Please see the Statement of Additional Information for more information.

	Regular Mail Evercore Wealth Management Macro Opportunity Fund c/o U.S. Bancorp Fund Services, LLC P.O. Box 701 Milwaukee, Wisconsin 53201-0701	Overnight Delivery Evercore Wealth Management Macro Opportunity Fund c/o U.S. Bancorp Fund Services, LLC 615 E. Michigan Street, Third Floor Milwaukee, Wisconsin 53202

NOTE:  The Fund does not consider the U.S. Postal Service or other independent delivery services to be its agents.  Therefore, deposit in the mail or with such services, or receipt at U.S. Bancorp Fund Services, LLC, post office box, of purchase orders or redemption requests does not constitute receipt by the Transfer Agent.

The Transfer Agent may require a signature guarantee for certain redemptions. Please see the “Signature Guarantees” section for further details.

By telephone
If you are authorized to perform telephone transactions (either through your account application form or by subsequent arrangement in writing with the Fund) you may redeem shares in any amount up to $50,000, but not less than $100, by calling 1-800-443-4693. You may have a check sent to the address of record, or proceeds may be wired or sent via electronic funds transfer through the ACH network directly to your predetermined bank account.  Wires are subject to a $15 fee paid by the investor.  There is no charge when proceeds are sent via the ACH system; however credit may not be available for two to three days.  In order to have proceeds sent via ACH, your bank or financial institution must be a member of the ACH. A signature guarantee or signature verification from a Signature Validation Program member, or other acceptable form of authentication from a financial institution source may be required of all shareholders to change or add telephone redemption privileges. For security reasons, requests by telephone will be recorded.

Through a systematic withdrawal plan
If you own shares with a value of $15,000 or more, you may participate in the systematic withdrawal plan.  The systematic withdrawal plan allows you to make automatic withdrawals from your Fund account at regular intervals. The minimum withdrawal amount is $250.  Money can be transferred from your Fund account to your bank account or proceeds can be mailed to you in the form of a check.  In order to establish this option, please submit a signed written request and a voided check.  Your request may also require a signature guarantee.  Please call 1-800-443-4693 for information before submitting your request. If you expect to purchase additional shares of the Fund, it may not be to your advantage to participate in the systematic withdrawal plan because of the possible adverse tax consequences of making contemporaneous purchases and redemptions.

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Signature Guarantees – A signature guarantee of each owner is required to redeem shares in the following situations:

▪	if ownership is changed on your account;
▪	when redemption proceeds are payable or sent to any person, address or bank account not on record;
▪	for written requests to wire redemption proceeds (if not previously authorized on the account);
▪	if a change of address request was received by the Transfer Agent within the last 15 days; and
▪	for all written redemptions greater than $50,000 from any shareholder account.

In addition to the situations described above, the Fund and/or the Transfer Agent may require a signature guarantee or other acceptable signature verification in other instances based on the circumstances relative to the particular situations.  Non-financial transactions, including establishing or modifying certain services on an account, will require a signature guarantee, signature verification from a Signature Validation Program member, or other acceptable form of authentication from a financial institution source.

Signature guarantees are designed to protect both you and the Fund from fraud.  Signature guarantees can be obtained from most banks, credit unions or saving associations, or from broker/dealers, national securities exchanges, registered securities exchanges or clearing agencies deemed eligible by the SEC.  Notaries cannot provide signature guarantees.

We may waive these requirements in certain instances where it appears reasonable to do so and it will not unduly affect the interests of other shareholders.

Corporations, Trusts and Other Entities – Additional documentation is normally required in the case of corporations, fiduciaries and others who hold shares in a representative or nominee capacity.  Such documentation may include certified copies of corporate resolutions, or certificates of incumbency, or such other documentation as may be required under the Uniform Commercial Code or other applicable laws or regulations.  For authorization of redemptions by a corporation, it will also be necessary to have an appropriate certified copy of resolutions on file with the Fund. Your redemption will not become effective until we have received all documents in the form required.  It is your responsibility as the shareholder to maintain such documentation on file and in a current status.  If you have questions concerning redemption requirements, please write or telephone us well ahead of an anticipated redemption in order to avoid any possible delay.

Individual Retirement Accounts (“IRAs”) – Shareholders who redeem shares held in an IRA must indicate on their redemption requests whether or not to withhold federal income taxes.  If not, this type of redemption will be subject to federal income tax withholding.

POLICY AND PROCEDURES TO PREVENT SHORT-TERM TRADING AND
MARKET TIMING

The Fund is intended for long-term investors and discourages excessive short-term trading and other abusive trading practices that may disrupt portfolio management strategies, harm fund performance and create additional transaction costs that are borne by all shareholders.

Accordingly, the Board of Trustees of the Wall Street EWM Funds Trust (the “Board”) has developed and adopted a market timing policy under which the Fund and the Transfer Agent will take steps to reduce the frequency and effect of these activities in the Fund, which includes monitoring trading activity. The Fund monitors shareholder redemptions for market timing activity. If such monitoring reveals excessive short-term trading or other abusive trading practices, the Fund will exercise its right to reject purchase orders from such investors. Although these efforts are designed to discourage abusive trading practices, these tools cannot eliminate the possibility that such activity will occur.  Further, while the Fund makes efforts to identify and restrict frequent trading, the Fund receives purchase and sale orders through financial intermediaries and cannot always know or detect frequent trading that may be facilitated by the use of intermediaries or the use of group or omnibus accounts by those intermediaries.  The Fund seeks to exercise its judgment in implementing these tools to the best of its abilities in a manner that it believes is consistent with shareholder interests.  To minimize the harm to the Fund and its shareholders, the Fund reserves the right to reject any purchase order from any shareholder the Fund believes has a history of abusive trading or whose trading, in its judgment, has been or may be disruptive to the Fund.  In making this judgment, the Fund may consider trading done in multiple accounts under common ownership or control.  The Fund or the Transfer Agent may notify the investor that a purchase order has been rejected after the day the order is placed or after acceptance by the intermediary.

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ADDITIONAL POLICIES ABOUT TRANSACTIONS

The Fund reserves the right to:

▪	Vary or waive any minimum investment requirement.
▪	Refuse, change, discontinue, or temporarily suspend account services, including purchase or telephone redemption privileges, for any reason.
▪	Suspend your right to redeem shares or postpone the date of payment beyond the normal seven-day period under emergency circumstances or when the New York Stock Exchange (“NYSE”) is closed.
▪
Reject any purchase request for any reason.  Generally, the Fund does this if the purchase is disruptive to the efficient management of the Fund (due to the timing of the investment or an investor’s history of excessive trading).

▪
Redeem all shares in your account if your balance falls below the Fund’s minimum.  If, within 60 days of the Fund’s written request, you have not increased your account balance, you may be required to redeem your shares.  The Fund will not require you to redeem shares if the value of your account drops below the investment minimum due to fluctuations of NAV.

▪	Delay paying redemption proceeds for up to seven days after receiving a request, if an earlier payment could adversely affect the Fund.
▪	Modify or terminate the Automatic Investment and Systematic Withdrawal Plans at any time.
▪
Make a “redemption in kind” (a payment in portfolio securities rather than cash) if the amount you are redeeming is in excess of the lesser of (i) $250,000 or (ii) 1% of the Fund’s assets.  In such cases, you may incur brokerage costs in converting these securities to cash.

▪	Reject any purchase or redemption request that does not contain all required documentation.

If you elect telephone privileges on the account application or in a letter to the Fund, you may be responsible for any fraudulent telephone orders as long as the Fund has taken reasonable precautions to verify your identity.  In addition, once you place a telephone transaction request, it cannot be canceled or modified.  Telephone trades must be received by or prior to market close.  Please allow sufficient time to place your telephone transaction.

During periods of significant economic or market change, telephone transactions may be difficult to complete.  If you are unable to contact the Fund by telephone, you may also mail the request to:

Evercore Wealth Management Macro Opportunity Fund
c/o U.S. Bancorp Fund Services, LLC
P.O. Box 701
Milwaukee, Wisconsin 53201-0701

SHAREHOLDER SERVICES

The following services are also available to shareholders through the Adviser:

•	Uniform Transfers (Gifts) to Minors accounts
•	Accounts for corporations or partnerships
•	Prototype Retirement Plans suitable for the self-employed, including sole proprietors, partnerships and corporations.
•	Traditional IRA
•	Roth IRA
•	Simplified Employee Pensions (SEPs)

To obtain the appropriate disclosure documentation and complete information on how to open a retirement account, call 1-800-443-4693.

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SHAREHOLDER SERVICING AGREEMENT

The Fund has entered into a shareholder servicing agreement (a “Servicing Agreement”) with the Adviser on behalf of the Fund’s Investor Class shares pursuant to which the Adviser may compensate certain persons who provide shareholder services to Investor Class shareholders, including, among other things, answering customer inquiries, assisting in processing purchase, exchange and redemption transactions and furnishing Fund communications to Investor Class shareholders.  For services provided under the Servicing Agreement, the Adviser receives fees from the Investor Class of the Fund at an annual rate of 0.25% of the average daily net assets of the Investor Class Fund.

HOW SHARE PRICE IS DETERMINED

Shares of the Fund are purchased or redeemed at the net asset value per share next calculated after your purchase order and payment or redemption order is received in good order (as defined above).  The net asset value per share is computed once daily, Monday through Friday, at 4:00 p.m. (Eastern time) except on days on which the NYSE is closed for trading.  The net asset value per share calculation is made by subtracting from the Fund’s total assets any liabilities and then dividing into this amount the total outstanding shares as of the date of the calculation.

Each security owned by the Fund that is listed on an exchange is valued at its last sale price on that exchange on the date as of which assets are valued.  Where the security is listed on more than one exchange, the Fund will use the price of that exchange which it generally considers to be the principal exchange on which the stock is traded.  Lacking sales, the security is valued at the mean between the last current closing bid and asked prices.  An unlisted security for which over-the-counter market quotations are readily available is valued at the mean between the last current bid and asked prices.  When market quotations are not readily available, any security or other asset is valued at its fair value as determined in good faith by the Board. The fair value of a security is the amount, which the Fund might reasonably expect to receive upon a current sale.  The fair value of a security may differ from the last quoted price and the Fund may not be able to sell a security at the fair value.  Market quotations may not be available, for example, if trading in a particular security was halted during the day and not resumed prior to the close of trading on the NYSE.

Trading in foreign securities markets is generally completed each day at various times prior to the close of the NYSE.  The values of foreign securities held by the Fund will be determined as of such times for purposes of determining the net asset value of the Fund.  If events which materially affect the value of foreign securities, if any, held by the Fund occur subsequent to the close of the securities market on which such securities are primarily traded, the investments affected thereby will be valued at “fair value” as described above.

MANAGEMENT OF THE FUND

Investment Adviser
The Fund’s investment adviser, EWM, located at 55 East 52nd Street, 23rd Floor, New York, NY 10055, was founded in 2008.  Together the Adviser and its affiliates managed over $3.2 billion in assets as of the date of this prospectus.  The Adviser provides research, statistical, advisory and managerial services to the Fund in return for an advisory fee paid monthly.

An annual rate of 0.75% of the Fund’s average daily net assets is payable to the Adviser for these services under the Fund’s investment advisory agreement.  The Adviser has also agreed to reimburse the Fund for any expenses (exclusive of all federal, state and local taxes, interest, dividends and interest on short positions, acquired fund fees and expenses, brokerage commissions and other costs incurred in connection with the purchase and sale of securities and extraordinary items) over 1.25% and 1.00% of the average daily net assets of Investor Class shares and Institutional Class shares, respectively, the Fund.  This agreement will continue in effect until June 30, 2013, with successive renewal terms of one year unless terminated by the Board of Trustees prior to any such renewal.  The Adviser has the right to receive reimbursement for fee reductions and/or expense payments made in the prior three fiscal years provided that after giving effect to such reimbursement, exclusive of all federal, state and local taxes, interest, dividends and interest on short positions, acquired fund fees and expenses, brokerage commissions and other costs incurred in connection with the purchase and sale of securities and extraordinary items) do not exceed 1.25% and 1.00% of average daily net assets Investor Class shares and Institutional Class shares, respectively, in the year of reimbursement.  A discussion regarding the factors considered by the Board in approving the investment advisory agreement with the Adviser is included in the Fund’s [semi-annual] report to shareholders dated […].

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Portfolio Managers
The persons responsible for the Fund’s management are John McDermott, Brian Pollak and Judith McDonald Moses.  Mr. McDermott is the lead portfolio manager for the Fund and has primary decision-making authority with respect to the Fund’s investment portfolio.  Mr. Pollak and Ms. Moses serve as co-portfolio managers of the Fund, and together with Mr. McDermott, are jointly responsible for the day-to-day management of the Fund’s investment portfolio.  The Statement of Additional Information provides additional information about the portfolio manager’s compensation, other accounts managed by the portfolio managers and the portfolio managers’ ownership of securities in the Fund.

John McDermott, CFA
Mr. McDermott is an Equity Portfolio Manager and the lead manager of the EWM Diversified Market Hedges strategy.  He joined EWM in 2008 with 14 years of investment experience, managing balanced portfolios for high net worth individuals, equity accounts for institutional clients and equity mutual funds.  Prior to joining EWM, Mr. McDermott was a Managing Director at U.S. Trust from 1996 to 2007, and, following Bank of America’s acquisition of U.S. Trust, a Senior Equity Portfolio Manager with Columbia Management from 2007 to 2008, where his group managed over $14 billion in assets.  Mr. McDermott has a BA in American Studies from the University of Notre Dame.  He holds the Chartered Financial Analyst designation, is a member of the New York Society of Security Analysts, the CFA Institute and the Economic Club of New York.

Brian Pollak, CFA
Mr. Pollak is a Fixed Income Portfolio Manager responsible for managing taxable bond investments for both individuals and institutions at EWM.  He also serves as a co-manager of the Diversified Market Hedges strategy and is a member of the firm’s Investment Policy Committee.  Prior to joining EWM in 2009, Mr. Pollak was a portfolio manager for AIG Investments from 2006 to 2009 where he co-managed corporate bond portfolios totaling over $60 billion, primarily for AIG’s general account portfolios.  Prior to his role as a portfolio manager, he served as a corporate bond analyst focused on basic industries, including paper/forest products, chemicals, and packaging companies from 2003 to 2006.  Prior to attending business school, Mr. Pollak worked for the Milken Family Foundation.  Mr. Pollak received his B.A. in History from the University of Pennsylvania and his M.B.A. in Finance from Columbia University.  He holds the Chartered Financial Analyst designation and is a member of the New York Society of Security Analysts and the CFA Institute.

Judith McDonald Moses, CFA
Ms. Moses is an Equity Portfolio Manager and a member of the Equity Selection and Diversified Market Hedges Committees.  She joined EWM in 2009 with 19 years of experience in the financial services industry managing investment portfolios for high net worth families and institutional clients.  Prior to joining EWM, Ms. Moses was a Vice President at U.S. Trust from 2006 to 2009, and a Senior Portfolio Manager at Charter Financial Group, Inc. in Washington, D.C. from 2001 to 2006.  Ms. Moses received a B.A. in Economics from the University of California - Berkeley, an M.B.A. from Georgetown University’s McDonough School of Business.  She holds a Chartered Financial Analyst designation.  She is a member of the CFA Institute and the CFA Society of San Francisco, and also serves on the alumnae board of the Santa Catalina School.

Prior Performance of the Adviser’s Similar Accounts
The Fund recently commenced operations and, as a result, has no prior performance history.  The table below provides some indication of the risks of investing in the Fund by showing changes in the performance of EWM’s Diversified Market Hedges composite (the “Composite”) and by comparing its performance with a broad measure of market performance.  The performance shown is the performance of all of the EWM’s fully discretionary accounts managed using investment objectives, policies and strategies that are substantially similar to the investment strategies that EWM uses to manage the Fund.  The Composite has been managed by the Funds portfolio management team since its inception on January 1, 2009.  The Fund’s performance may not correspond with the performance of the discretionary private accounts comprising the Composite.

The returns are calculated by EWM based on total return, including gains or losses plus income, after deducting all costs incurred by the accounts, and including reinvested dividends.  The average investment management fee for accounts included in the Composite is 1.00%.  If the private accounts comprising the Composite had been subject to the same fees and expenses as the Fund, the performance of the Composite may have been lower.  You should note that once the Fund has a performance history, it will compute and disclose its average annual total return using the standard formula set forth in rules promulgated by the SEC, which differs in certain respects from the methods used to compute total return for the Composite.  The performance of the Composite may have been lower had it been calculated using the standard formula promulgated by the SEC.  The private accounts comprising the Composite are not subject to certain investment limitations, diversification requirements and other restrictions imposed by the Investment Company Act of 1940, as amended (the “1940 Act”) and the Internal Revenue Code of 1986, as amended.  Additionally, if applicable, such limitations, requirements and restrictions might have adversely affected the performance results of the Composite.  Past performance of the Composite is not necessarily indicative of the Fund’s future results.

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The performance data set forth below is for the Composite and is not the performance results of the Fund.  This performance data should not be considered indicative of the Fund’s future performance.

Calendar Year Total Returns for the one-year period ending December 31, 2011:

	One Year	Annualized Since Inception (1/1/2009)
Composite (Net of Fees)	[…]%	[…]%
Barclays Capital U.S. TIPS Index (1)	[…]%	[…]%

(1)
The Barclays Capital U.S. TIPS Index is an unmanaged index that tracks inflation protected securities issued by the U.S. Treasury.  The index is unmanaged and does not incur fees. It is not possible to invest directly in the index.

DIVIDENDS, DISTRIBUTIONS AND THEIR TAXATION

For federal income tax purposes, all dividends and distributions of net realized short-term capital gains you receive from the Fund are taxable as ordinary income or as qualified dividend income, whether reinvested in additional shares or received in cash, unless you are exempt from taxation or entitled to a tax deferral.  Distributions of net realized long-term capital gains you receive from the Fund, whether reinvested in additional shares or received in cash, are taxable as a capital gain.  The capital gain holding period is determined by the length of time the Fund has held the security and not the length of time you have held shares in the Fund.  The Fund expects that, because of its investment objective, its distributions will consist primarily of long- and short-term capital gains (rather than dividend income).  You will be informed annually as to the amount and nature of all dividends and capital gains paid during the prior year.  Such capital gains and dividends may also be subject to state or local taxes.  If you are not required to pay taxes on your income, you are generally not required to pay federal income taxes on the amounts distributed to you.

The Fund intends to pay dividends from net investment income annually and to distribute all net realized capital gains at least annually.  In addition, the Fund may make additional distributions if necessary to avoid imposition of a 4% excise tax or other tax on undistributed income and gains.  However, no assurances can be given that distributions will be sufficient to eliminate all taxes.  Please note, however, that the objective of the Fund is growth of capital, not the production of distributions.  You should measure the success of your investment by the value of your investment at any given time and not by the distributions you receive.

When a dividend or capital gain is distributed, the Fund's net asset value decreases by the amount of the payment.  If you purchase shares shortly before a distribution, you will be subject to income taxes on the distribution, even though the value of your investment (plus cash received, if any) remains the same.  All dividends and capital gains distributions will automatically be reinvested in additional Fund shares at the then prevailing net asset value unless you specifically request that either dividends or capital gains or both be paid in cash.  If you elect to receive distributions and dividends by check and the post office cannot deliver the check, or if the check remains uncashed for six months, the Fund reserves the right to reinvest the distribution check in your Fund account at the then current net asset value per share and to reinvest all subsequent distributions in shares of the Fund.

The election to receive dividends or reinvest them may be changed by writing to the Fund at:

Evercore Wealth Management Macro Opportunity Fund
c/o U.S. Bancorp Fund Services, LLC
P.O. Box 701
Milwaukee, Wisconsin 53201-0701

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The election is effective for distributions for which the record date is five or more business days after the election is received by the Fund.

By law, the Fund must withhold a percentage of your taxable distribution and redemption proceeds if you do not provide your correct social security or taxpayer identification number and certify that you are not subject to backup withholding, or if the IRS instructs the Fund to do so.

This section is not intended to be a full discussion of federal income tax laws and the effect of such laws on you.  There may be other federal, state, or local tax considerations applicable to a particular investor.  You are urged to consult your own tax advisor.

FINANCIAL HIGHLIGHTS

The following financial highlights tables shows the Fund’s financial performance information for the period from the commencement of operations (June 30, 2011) to December 31, 2011.  Certain information reflects financial results for a single share of the Fund.  The total return in the table represents the rate that you would have earned or lost on an investment in the Fund (assuming you reinvested all distributions).  This information has been audited by […], the independent registered public accounting firm of the Fund, whose report, along with the Fund’s financial statements, are included in the Fund’s annual report, which is available free of charge upon request.

Macro Opportunity Fund – Investor Class
Per Share Data for a Share Outstanding Throughout Each Period

Period Ended December 31, 2011(1)
Net Asset Value, Beginning of Period

Income from investment operations:
Net investment loss
Net realized and unrealized gain on investments

Total from investment operations

Paid-in capital from redemption fees

Net Asset Value, End of Period

Total Return

Supplemental Data and Ratios:
Net assets, end of period (000’s)
Ratio of expenses to average net assets
Before waivers, reimbursements and recoupments of expenses
After waivers, reimbursements and recoupments of expenses
Ratio of net investment income (loss) to average net assets
Before waivers, reimbursements and recoupments of expenses
After waivers, reimbursements and recoupments of expenses
Portfolio turnover rate

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PRIVACY NOTICE

At The Wall Street EWM Funds Trust we recognize and respect the privacy of each of our investors and their expectations for confidentiality.  The protection of investor information is of fundamental importance in our operation and we take seriously our responsibility to protect personal information.

We collect, retain and use information that assists us in providing the best service possible.  This information comes from the following sources:

•	Account applications and other required forms
•	Written, oral, electronic or telephonic communications, and
•	Transaction history from your account.

We only disclose personal nonpublic information to third parties as necessary and as permitted by law.

We restrict access to personal nonpublic information to employees, affiliates and service providers involved in servicing your account.  We require that these entities limit the use of the information provided to the purposes for which it was disclosed and as permitted by law.

We maintain physical, electronic and procedural safeguards that comply with Federal standards to guard nonpublic personal information of our customers.

If you hold shares of the Fund through a financial intermediary, including, but not limited to, a broker-dealer, bank, or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared by those entities with unaffiliated third parties.

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INVESTMENT ADVISER:

Evercore Wealth Management, LLC
55 East 52nd Street, 23rd Floor
New York, New York 10055

TRUSTEES OF THE WALL STREET EWM FUNDS TRUST:

Robert P. Morse, Chairman
Harlan K. Ullman, Ph.D.
Amb. Kurt D. Volker

PRINCIPAL UNDERWRITER:

Quasar Distributors, LLC
615 East Michigan Street
Milwaukee, WI 53202

PRINCIPAL OFFICERS OF THE WALL STREET EWM FUNDS TRUST:

Robert P. Morse, President
Michael R. Linburn, Executive Vice President & Secretary
Jian H. Wang, Executive Vice President & Treasurer

CUSTODIAN:

U.S. Bank, N.A.
1555 North RiverCenter Drive, Suite 302
Milwaukee, Wisconsin 53212

ADMINISTRATOR, TRANSFER AGENT,
DIVIDEND PAYING AGENT AND
SHAREHOLDER SERVICING AGENT:

U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin  53202

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM:

[…]
[…]
[…]

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ADDITIONAL INFORMATION

The Statement of Additional Information (SAI) contains additional information about the Fund and is incorporated by reference into this Prospectus.  The Fund’s annual and semi-annual reports to shareholders contain additional information about the Fund’s investments.  In the Fund’s annual report, you will find a discussion of the market condition and investment strategies that significantly affected the Fund’s performance during its last fiscal year.

You may obtain a free copy of these documents by calling, writing or e-mailing the Fund as shown below.  You also may call the toll free number given below to request other information about the Fund and to make shareholder inquiries.

You may review and copy the SAI and other information about the Fund by visiting the SEC’s Public Reference Room, 100 F Street, Washington, D.C. (202) 551-8090 or by visiting the Commission’s Internet site at http://www.sec.gov.  Copies of this information also may be obtained, upon payment of a duplicating fee, by writing to the Public Reference Section of the Commission, Washington, D.C. 20549-1520.

Investment Company Act File No. 811-22548
(The Wall Street EWM Funds Trust)

Evercore Wealth Management Macro Opportunity Fund
55 East 52nd Street, 23rd Floor
New York, New York 10055
1-800-443-4693

PROSPECTUS April 30, 2012

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Subject to Completion February 24, 2012

The information in this Statement of Additional Information is not complete and may be changed.  We may not sell these securities until the registration statement filed with the Securities and Exchange Commission becomes effective.  This Statement of Additional Information is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.

EVERCORE WEALTH MANAGEMENT MACRO OPPORTUNITY FUND

INVESTOR SHARE CLASS
(TRADING SYMBOL: EWMOX)

INSTITUTIONAL SHARE CLASS
(TRADING SYMBOL: […])

STATEMENT OF ADDITIONAL INFORMATION

April 30, 2012

The Wall Street EWM Funds Trust
55 East 52nd Street, 23rd Floor, New York, New York 10055
Telephone: 1-800-443-4693

This Statement of Additional Information is not a prospectus, but should be read in conjunction with the Prospectus of the Evercore Wealth Management Macro Opportunity Fund (the “Fund”), a series of The Wall Street EWM Funds Trust, dated April 30, 2012.  The Fund’s audited financial statements and notes thereto for the fiscal year ended December 31, 2011 are incorporated herein by reference to the Fund’s 2011 Annual Report. A copy of the Annual Report may be obtained by writing to the above address or by calling the above phone number.

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INVESTMENT OBJECTIVES AND POLICIES

The Evercore Wealth Management Macro Opportunity Fund (the “Fund”) is organized as a separate series of The Wall Street EWM Funds Trust (the “Trust”), an open-end investment company organized as a statutory trust under the laws of the State of Delaware.  The Fund is a non-diversified fund under the meaning of the Investment Company Act of 1940, as amended (the “1940 Act”).  The Fund’s investment objective is long-term capital appreciation.  There is no assurance that the Fund will achieve its investment objective.  The following discussion supplements the description of the Fund’s investment objective and principal investment strategies set forth in the Prospectus.  Except for the fundamental investment restrictions listed below (see “Investment Restrictions”), the Fund’s investment strategies and policies are not fundamental and may be changed by sole action of the Board of Trustees of the Trust (the “Board” or “Board of Trustees”), without shareholder approval.  While the Fund is permitted to hold securities and engage in various strategies as described hereafter, it is not obligated to do so.

Agency Obligations.  The Fund may make investments in agency obligations, such as the Export-Import Bank of the United States, Tennessee Valley Authority, Resolution Funding Corporation, Farmers Home Administration, Federal Home Loan Banks, Federal Intermediate Credit Banks, Federal Farm Credit Banks, Federal Land Banks, Federal Housing Administration, GNMA, FNMA, FHLMC and the Student Loan Marketing Association (“SLMA”).  Some, such as those of the Export-Import Bank of United States, are supported only by the right of the issuer to borrow from the Treasury; others, such as those of the FNMA and FHLMC, are supported by only the discretionary authority of the U.S. government to purchase the agency’s obligations; still others, such as those of the SLMA, are supported only by the credit of the instrumentality.  No assurance can be given that the U.S. government would provide financial support to U.S. government-sponsored instrumentalities because they are not obligated by law to do so.  As a result, there is a risk that these entities will default on a financial obligation.  For instance, in September 2008, at the direction of the U.S. Treasury, FNMA and FHLMC were placed into conservatorship under the Federal Housing Finance Agency (“FHFA”), a newly created independent regulator.

Auction Rate Securities.  Auction Rate Securities (“ARS”) are long-term, variable-rate bonds tied to short-term interest rates.  ARS have a long-term nominal maturity with interest rates reset through a modified Dutch auction, at predetermined short-term intervals, usually seven, 28 or 35 days.  ARS trade at par and are “callable” (meaning that the issuer may require the bondholder to sell the bond back to the issuer) at par on any interest payment date.  Common issuers of ARS include municipalities, non-profit hospitals, utilities, housing finance agencies, student loan finance authorities and universities.  Credit risk associated with ARS is similar to the default risk associated with other municipal and corporate bond issuers.  Bond insurance is usually used to lower the credit risk of ARS.  ARS are subject to liquidity risk if the auction process used to reset the interest rates fails because there are more orders to sell the ARS than bids to purchase the ARS.  If an auction process fails, existing holders of ARS would have to continue to hold their ARS until there were a sufficient number of bids to purchase the ARS at the next auction to calculate the interest rate reset.  Since mid-February 2008, most auctions have failed due to insufficient demand for securities and have continued to fail for an extended period of time.  Failed auctions may adversely impact the liquidity of ARS investments.  Although some issuers of ARS are redeeming or are considering redeeming these securities, such issuers are not obligated to do so.  Therefore, there is no guarantee that a liquid market will exist for ARS at a time when the Fund wishes to dispose of these securities.

Common Stock.  A common stock represents a proportionate share of the ownership of a company and its value is based on the success of the company’s business, any income paid to stockholders, the value of its assets, and general market conditions.  In addition to the general risks set forth above, investments in common stocks are subject to the risk that in the event a company in which the Fund invests is liquidated, the holders of preferred stock and creditors of that company will be paid in full before any payments are made to the Fund as holders of common stock.  It is possible that all assets of that company will be exhausted before any payments are made to the Fund.

Convertible Securities.  Convertible securities include fixed income securities that may be exchanged or converted into a predetermined number of shares of the issuer’s underlying common stock or other equity security at the option of the holder during a specified period.  Convertible securities may take the form of convertible preferred stock, convertible bonds or debentures, units consisting of “usable” bonds and warrants or a combination of the features of several of these securities.  The investment characteristics of each convertible security vary widely, which allows convertible securities to be employed for a variety of investment strategies.  The Fund will exchange or convert any convertible securities held by the Fund into shares of underlying common stock when, in the opinion of the Adviser, the investment characteristics of the underlying common stock or other equity security will assist the Fund in achieving its investment objectives.  The Fund may also elect to hold or trade convertible securities.  In selecting convertible securities, the Adviser evaluates the investment characteristics of the convertible security as a fixed income instrument, and the investment potential of the underlying equity security for capital appreciation.  In evaluating these matters with respect to a particular convertible security, the Adviser considers numerous factors, including the economic and political outlook, the value of the security relative to other investment alternatives, trends in the determinants of the issuer s profits, and the issuer’s management capability and practices.  Convertible securities are senior to common stock in an issuer’s capital structure, but are subordinated to any senior debt securities.  Consequently, the issuer’s convertible securities generally may be viewed as having more risk than its senior debt securities but less risk than its common stock.

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Corporate Debt Securities.  Corporate debt securities are debt securities issued by businesses to finance their operations, although corporate debt instruments may also include bank loans to companies.  Notes, bonds, debentures and commercial paper are the most common types of corporate debt securities, with the primary difference being their maturities and secured or unsecured status.  Commercial paper has the shortest term and is usually unsecured.

The broad category of corporate debt securities includes debt issued by domestic or foreign companies of all kinds, including those with small, medium and large capitalizations.  Corporate debt may be rated investment grade or below investment grade and may carry variable or floating rates of interest.  Because of the wide range of types and maturities of corporate debt securities, as well as the range of creditworthiness of their issuers, corporate debt securities have widely varying potentials for return and varying risk profiles.  For example, commercial paper issued by a large established domestic corporation that is rated investment grade may have a modest return on principal but carries relatively limited risk.  On the other hand, a long-term corporate note issued by a small foreign corporation from an emerging market country that has not been rated may have the potential for relatively large returns on principal but carries a relatively high degree of risk.

Corporate debt securities carry both credit risk and interest rate risk.  Credit risk is the risk that the Fund could lose money if the issuer of a corporate debt security is unable to pay interest or repay principal when it is due.  Some corporate debt securities that are rated below investment grade are generally considered speculative because they present a greater risk of loss, including default, than higher quality debt securities.  The credit risk of a particular issuer’s debt securities may vary based on the priority for repayment.  For example, higher ranking (senior) debt securities have a higher priority than lower ranking (subordinated) securities.  The issuer may not make payments on subordinated securities while continuing to make payments on senior securities.  In addition, in the event of bankruptcy, holders of higher ranking senior securities may receive amounts otherwise payable to the holders of more junior securities.  Interest rate risk is the risk that the value of certain corporate debt securities falls when interest rates rise.  In general, corporate debt securities with longer terms tend to fall more in value when interest rates rise than corporate debt securities with shorter terms.

Debt Securities.  The Fund’s investments in debt securities may include obligations of any rating or maturity.  The Fund may invest in investment grade corporate debt securities and lower-rated corporate debt securities (commonly known as “junk bonds”).  Lower rated or high-yield debt securities, generally referred to as “junk bonds,” include corporate high-yield debt securities, zero-coupon securities, paid-in kind securities and strips.  Investment grade corporate bonds are those rated BBB or better by Standard & Poor’s Rating Service (“S&P”) or Baa or better by Moody’s Investors Service, Inc. (“Moody’s”).  Securities rated BBB by S&P are considered investment grade, but Moody’s considers securities rated Baa to have speculative characteristics.  See Appendix A for a description of corporate bond ratings.  The Fund may also invest in unrated securities.

Derivatives.  The Fund may invest in derivative securities.  Derivatives are financial instruments whose value is based on an underlying asset, such as a stock or a bond, an underlying economic factor, such as an interest rate or a market benchmark, such as an index.  Unless otherwise stated in the Fund’s prospectus, the Fund may use derivatives for risk management purposes, including to gain exposure to various markets in a cost efficient manner, to reduce transaction costs, alter duration or to remain fully invested.  The Fund may also invest in derivatives to protect it from broad fluctuations in market prices, interest rates or foreign currency exchange rates (a practice known as “hedging”).  When hedging is successful, the Fund will have offset a portion of the depreciation in the value of its portfolio securities by the appreciation in the value of the derivative position.  Although techniques other than the sale and purchase of derivatives could be used to control the exposure of the Fund to market fluctuations, the use of derivatives may be a more effective means of hedging this exposure.  To the extent that the Fund engages in hedging, there can be no assurance that any hedge will be effective or that there will be a hedge in place at any given time.

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Equity Securities.  An equity security (such as a stock, partnership interest or other beneficial interest in an issuer) represents a proportionate share of the ownership of a company.  Its value is based on the success of the company’s business, any income paid to stockholders, the value of its assets and general market conditions.  Common stocks and preferred stocks are examples of equity securities.  Preferred stocks are equity securities that often pay dividends at a specific rate and have a preference over common stocks in dividend payments and liquidation of assets.  Some preferred stocks may be convertible into common stock.  Convertible securities are securities (such as debt securities or preferred stock) that may be converted into or exchanged for a specified amount of common stock of the same or different issuer within a particular period of time at a specified price or formula.  More information regarding common stock, preferred stock and convertible securities appears below.

Exchange-Traded Funds.  An ETF generally is an open-end investment company, unit investment trust or a portfolio of securities deposited with a depository in exchange for depository receipts.  The portfolios of ETFs generally consist of common stocks that closely track the performance and dividend yield of specific securities indices, either broad market, sector or international.  ETFs provide investors the opportunity to buy or sell throughout the day an entire portfolio of stocks in a single security.  Although index mutual funds are similar, they are generally sold and redeemed only once per day at market close.  Broad securities market index ETFs include Standard & Poor’s Depository Receipts (“SPDRs”), which are interests in a unit investment trust representing an undivided interest in a portfolio of all of the common stocks of the S&P 500 Index.  The ETFs in which the Fund invests are subject to liquidity risk.  Liquidity risk exists when particular investments are difficult to purchase or sell, possibly preventing the sale of the security at an advantageous time or price.  To the extent that the ETFs in which the Fund invests hold securities of companies with smaller market capitalizations or securities with substantial market risk, they will have a greater exposure to liquidity risk.

Exchange-Traded Notes.  Exchange-Traded Notes (“ETNs”) are a type of unsecured, unsubordinated debt security that combine certain aspects of bonds and ETFs.  Similar to ETFs, ETNs are traded on a major exchange (e.g., NYSE) during normal trading hours.  However, investors can also hold the ETN until maturity. At maturity, the issuer pays to the investor a cash amount equal to principal amount, subject to the day’s index factor.  ETN returns are based upon the performance of a market index minus applicable fees.  ETNs do not make periodic coupon payments and provide no principal protection.  The value of an ETN may be influenced by time to maturity, level of supply and demand for the ETN, volatility and lack of liquidity in underlying commodities markets, changes in the applicable interest rates, changes in the issuer’s credit rating and economic, legal, political or geographic events that affect the referenced commodity.  The value of the ETN may drop due to a downgrade in the issuer’s credit rating, despite the underlying index remaining unchanged.  Recent private letter rulings by the Internal Revenue Service have indicated that a regulated investment company can rely on favorable treatment concerning whether ETNs that track commodity indices generate qualifying income under Section 851(b)(2).

Foreign Investments and Currencies.  The Fund may invest in securities of foreign issuers that are not publicly traded in the United States, purchase and sell foreign currency on a spot basis and enter into forward currency contracts (see “Forward Currency Contracts,” below).  The Fund may also invest in American Depositary Receipts (“ADRs”) and foreign securities that are publicly traded on a U.S. exchange.  Investments in ADRs and foreign securities involve certain inherent risks, including the following:

Depositary Receipts.  The Fund may invest in securities of foreign issuers in the form of depositary receipts, including ADRs, which are securities representing securities of foreign issuers.  A purchaser of unsponsored depositary receipts may not have unlimited voting rights and may not receive as much information about the issuer of the underlying securities as with a sponsored depositary receipt.  Generally, ADRs, in registered form, are denominated in U.S. dollars and are designed for use in the U.S. securities markets.  ADRs are receipts typically issued by a U.S. bank or trust company evidencing ownership of the underlying securities.  For purposes of the Fund’s investment policies, ADRs are deemed to have the same classification as the underlying securities they represent.  Thus, an ADR representing ownership of common stock will be treated as common stock.

Political and Economic Factors.  Individual foreign economies of certain countries may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency, diversification and balance of payments position.  The internal politics of certain foreign countries may not be as stable as those of the United States.  Governments in certain foreign countries also continue to participate to a significant degree, through ownership interest or regulation, in their respective economies.  Action by these governments could include restrictions on foreign investment, nationalization, expropriation of goods or imposition of taxes, and could have a significant effect on market prices of securities and payment of interest.  The economies of many foreign countries are heavily dependent upon international trade and are accordingly affected by the trade policies and economic conditions of their trading partners.  Enactment by these trading partners of protectionist trade legislation could have a significant adverse effect upon the securities markets of such countries.

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Currency Fluctuations.  The Fund may invest in securities denominated in foreign currencies, in addition to foreign securities denominated in U.S. dollars.  Accordingly, a change in the value of any such currency against the U.S. dollar will result in a corresponding change in the U.S. dollar value of the Fund’s assets denominated in that currency.  Such changes will also affect the Fund’s income.  The value of the Fund’s assets may also be affected significantly by currency restrictions and exchange control regulations enacted from time to time.

Market Characteristics.  The Adviser expects that many foreign securities in which the Fund may invest could be purchased in over-the-counter markets or on exchanges located in the countries in which the principal offices of the issuers of the various securities are located, if that is the best available market.  Foreign exchanges and markets may be more volatile than those in the United States.  While growing in volume, they usually have substantially less volume than U.S. markets, and the Fund’s investments in foreign securities may be less liquid and more volatile than investments in U.S. securities.  Moreover, settlement practices for transactions in foreign markets may differ from those in U.S. markets, and may include delays beyond periods customary in the United States.  Foreign security trading practices, including those involving securities settlement where Fund assets may be released prior to receipt of payment or securities, may expose the Fund to increased risk in the event of a failed trade or the insolvency of a foreign broker-dealer.

Legal and Regulatory Matters.  Certain foreign countries may have less supervision of securities markets, brokers and issuers of securities, and less financial information available from issuers, than is available in the United States.

Taxes.  The interest and dividends payable on certain of the Fund’s foreign portfolio securities may be subject to foreign income, withholding and other taxes, thus reducing the net amount of income available for distribution to Fund shareholders.  If the Fund's foreign portfolio securities are subject to these taxes, and if more than 50% of the Fund’s net assets are invested in foreign securities at the close of a taxable year, the Fund will be eligible to, and may, elect to pass through to Fund shareholders their respective shares of certain of these foreign taxes.  If the Fund makes this election, each Fund shareholder would include in gross income the shareholder’s share of these taxes and would be entitled to either a deduction or a tax credit with respect to the shareholder’s share of the taxes.  The Fund will notify the shareholders if it makes such an election.

Costs.  To the extent that the Fund invests in foreign securities, its expense ratio is likely to be higher than those of investment companies investing only in domestic securities, because the cost of maintaining the custody of foreign securities is higher.

Forward Currency Contracts.  The Fund may enter into forward currency contracts in anticipation of changes in currency exchange rates.  A forward currency contract is an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract.  For example, the Fund might purchase a particular currency or enter into a forward currency contract to preserve the U.S. dollar price of securities it intends to or has contracted to purchase.  Alternatively, it might sell a particular currency on either a spot or forward basis to hedge against an anticipated decline in the dollar value of securities it intends to or has contracted to sell.  Although this strategy could minimize the risk of loss due to a decline in the value of the hedged currency, it could also limit any potential gain from an increase in the value of the currency.

In considering whether to invest in the securities of a foreign company, the Adviser considers such factors as the characteristics of the particular company, differences between economic trends and the performance of securities markets within the U.S. and those within other countries, and also factors relating to the general economic, governmental and social conditions of the country or countries where the company is located.  The extent to which the Fund will be invested in foreign companies and countries and depositary receipts will fluctuate from time to time within the limitations described in the Prospectus, depending on the Adviser’s assessment of prevailing market, economic and other conditions.

Junk Bonds.  Junk bonds generally offer a higher current yield than is available for higher grade issues.  Companies issuing high-yield junk bonds are more likely to experience financial difficulties that may lead to a weakened capacity to make principal and interest payments than issuers of higher grade securities.  Issuers of junk bonds are often highly leveraged and are more vulnerable to changes in the economy, such as a recession or rising interest rates, which may affect their ability to meet their interest or principal payment obligations.  During periods of economic downturn or rising interest rates, highly leveraged issuers may experience financial stress that could adversely affect their ability to make payments of interest and principal and could increase the possibility of default.  In addition, the market for lower rated debt securities has expanded rapidly in recent years, and its growth has paralleled a long economic expansion.  At times in recent years, the prices of many lower rated debt securities declined substantially, reflecting an expectation that many issuers of such securities might experience financial difficulties.  As a result, the yields on lower rated debt securities rose dramatically, but the higher yields did not reflect the value of the income stream that holders of such securities expected, but rather the risk that such securities would lose a substantial portion of their value as a result of the issuer’s financial restructuring or default.  There can be no assurance that such declines will not recur.  The market for lower rated debt issues generally is thinner and less active than that for higher quality securities, which may limit the Fund’s ability to sell such securities at fair value in response to changes in the economy or financial markets.  Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may also decrease the values and liquidity of lower-rated securities, especially in a thinly traded market.  Changes by recognized rating services in their ratings of a debt security affect the value of these investments.  The Fund will not necessarily dispose of a security when its rating is reduced below its rating at the time of purchase.  However, the Adviser will monitor the investment to determine whether continued investment in the security will further the Fund’s investment objective.

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Master Limited Partnerships.  The Fund may invest in publicly traded master limited partnerships (“MLPs”) that are registered under the Securities Exchange Act of 1934, as amended, and listed on a major United States stock exchange, if the issuer meets the Fund’s investment criteria.  MLPs are businesses organized as limited partnerships which trade their proportionate shares of the partnership (units) on a public exchange.  MLPs are required to pay out most or all of their cash flow in distributions.  This pass through creates passive income or losses, along with dividend and investment income. The MLPs the Fund may purchase are comprised of a general partner (the “GP”) and multiple limited partners (the “LP Holders”). The GP is responsible for the operations and the maintenance of the partnership’s businesses, while the LP Holders assume economic risk up to their level of investment.  Typically, the GP has a 1% to 2% investment in the MLP, but can extract a higher percentage of the partnership’s profits as the MLP’s distributions increase.  This serves as an incentive to the GP to grow the partnership’s distributions.

Generally speaking, MLP investment returns are enhanced during periods of declining or low interest rates and tend to be negatively influenced when interest rates are rising.  As an income vehicle, the unit price can be influenced by general interest rate trends independent of specific underlying fundamentals.  In addition, most MLPs are fairly leveraged and typically carry a portion of a “floating” rate debt.  As such, a significant upward swing in interest rates would also drive interest expense higher.  Furthermore, most MLPs grow by acquisitions partly financed by debt, and higher interest rates could make it more difficult to make acquisitions.

Mortgage-Backed Securities and Asset-Backed Securities.  Mortgage-backed securities represent direct or indirect participations in, or are secured by and payable from, mortgage loans secured by real property, and include single- and multi-class pass-through securities and collateralized mortgage obligations (“CMOs”).  Such securities may be issued or guaranteed by U.S. Government agencies or instrumentalities, such as the Government National Mortgage Association (“GNMA”), commonly known as “Ginnie Mae,” Federal National Mortgage Association (“FNMA”), commonly known as “Fannie Mae,” Federal Home Loan Mortgage Corporation (“FHLMC”), commonly known as “Freddie Mae,” or by private issuers, generally originators and investors in mortgage loans, including savings associations, mortgage bankers, commercial banks, investment bankers and special purpose entities (collectively, “private lenders”).

Mortgage-backed securities issued by private lenders may be supported by pools of mortgage loans or other mortgage-backed securities that are guaranteed, directly or indirectly, by the U.S. Government or one of its agencies or instrumentalities, or they may be issued without any governmental guarantee of the underlying mortgage assets but with some form of non-governmental credit enhancement.  Until recently, FNMA and FHLMC were government-sponsored corporations owned entirely by private stockholders.  In September 2008, at the direction of the U.S. Department of the Treasury, FNMA and FHLMC were placed into conservatorship under the FHFA.  The U.S. government also took steps to provide additional financial support to FNMA and FHLMC.  No assurance can be given that the U.S. Treasury initiatives with respect to FNMA and FHLMC will be successful.

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Asset-backed debt obligations represent direct or indirect participation in, or are secured by and payable from, assets such as motor vehicle installment sales contracts, other installment loan contracts, home equity loans, leases of various types of property and receivables from credit card or other revolving credit arrangements.  The credit quality of most asset-backed securities depends primarily on the credit quality of the assets underlying such securities, how well the entity issuing the security is insulated from the credit risk and bankruptcy of the originator or any other affiliated entities and the amount and quality of any credit enhancement of the securities.  Payments or distributions of principal and interest on asset-backed debt obligations may be supported by non-governmental credit enhancements including letters of credit, reserve funds, over-collateralization and guarantees by third parties.

The rate of principal payment on mortgage- and asset-backed securities generally depends on the rate of principal payments received on the underlying assets, which in turn may be affected by a variety of economic and other factors.  As a result, the yield on any mortgage- or asset-backed security is difficult to predict with precision and actual yield to maturity may be more or less than the anticipated yield to maturity.  The yield characteristics of mortgage- and asset-backed debt obligations differ from those of traditional debt obligations.  Among the principal differences are that interest and principal payments are made more frequently on mortgage- and asset-backed debt obligations, usually monthly, and that principal may be prepaid at any time because the underlying assets generally may be prepaid at any time.  As a result, if these debt obligations or securities are purchased at a premium, a prepayment rate that is faster than expected will reduce yield to maturity, while a prepayment rate that is slower than expected will have the opposite effect of increasing the yield to maturity.  Conversely, if these debt obligations or securities are purchased at a discount, a prepayment rate that is faster than expected will increase yield to maturity, while a prepayment rate that is slower than expected will reduce yield to maturity.  Mortgage-backed securities available for reinvestment by the Fund are likely to be greater during a period of declining interest rates and, as a result, are likely to be reinvested at lower interest rates than during a period of rising interest rates.  Accelerated prepayments on debt obligations or securities purchased at a premium also impose a risk of loss of principal because the premium may not have been fully amortized at the time the principal is prepaid in full.  The market for privately issued mortgage-backed securities is smaller and less liquid than the market for government-sponsored mortgage-backed securities.

While asset-backed securities may be issued with only one class of security, many asset-backed securities are issued in more than one class, each with different payment terms.  Mortgage-backed securities may be issued with either a single class of security or multiple classes, which are commonly referred to as a CMO.  Multiple class mortgage- and asset-backed securities are issued for two main reasons.  First, multiple classes may be used as a method of providing selective credit support.  This is accomplished typically through creation of one or more classes whose right to payments on the asset-backed security is made subordinate to the right to such payments of the remaining class or classes.  Second, multiple classes may permit the issuance of securities with payment terms, interest rates or other characteristics differing both from those of each other and from those of the underlying assets.  Examples include separate trading of registered interest and principal of securities (“STRIPS”) (mortgage- and asset-backed securities entitling the holder to disproportionate interests with respect to the allocation of interest and principal of the assets backing the security), and securities with class or classes having characteristics that mimic the characteristics of non-asset-backed securities, such as floating interest rates (i.e., interest rates that adjust as a specified benchmark changes) or scheduled amortization of principal.

The Fund may invest in stripped mortgage-backed securities, which receive differing proportions of the interest and principal payments from the underlying assets, including interest-only (“IO”) and principal-only (“PO”) securities.  IO and PO mortgage-backed securities may be illiquid.  The market value of such securities generally is more sensitive to changes in prepayment and interest rates than is the case with traditional mortgage-backed securities, and in some cases such market value may be extremely volatile.

Mortgage- and asset-backed securities, other than as described above, or in which the payment streams on the underlying assets are allocated in a manner different than those described above may be issued in the future.  The Fund may invest in such mortgage- and asset-backed securities if such investment is otherwise consistent with its investment objective and policies and with the investment restrictions of the Fund.

If the Fund purchases mortgage- or asset-backed securities that are “subordinated” to other interests in the same mortgage pool, the Fund as a holder of those securities may only receive payments after the pool’s obligations to other investors have been satisfied.  An unexpectedly high rate of defaults on the mortgages held by a mortgage pool may substantially limit the pool’s ability to make payments of principal or interest to the Fund as a holder of such subordinated securities, reducing the values of those securities or in some cases rendering them worthless.  The risk of such defaults is generally higher in the case of mortgage pools that include so called “subprime” mortgages.  An unexpectedly high or low rate of prepayments on a pool’s underlying mortgages may have a similar effect on subordinated securities.  A mortgage pool may issue securities subject to various levels of subordination, and the risk of non-payment affects securities at each level, although the risk is greater in the case of more highly subordinated securities.

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Options, Futures and Related Strategies

General.  The Fund may use certain options (both traded on an exchange and over-the-counter (“OTC”)), futures contracts (sometimes referred to as “futures”) and options on futures contracts (collectively, “Financial Instruments”) as a substitute for a comparable market position in the underlying security, to attempt to hedge or limit the exposure of the Fund’s position, to create a synthetic money market position, for certain tax-related purposes and to effect closing transactions.

The use of Financial Instruments is subject to applicable regulations of the Securities and Exchange Commission (“SEC”), the several exchanges upon which they are traded and the Commodity Futures Trading Commission (the “CFTC”).  In addition, the Fund’s ability to use Financial Instruments will be limited by tax considerations.  Pursuant to a claim for exemption filed with the National Futures Association on behalf of the Fund, the Fund is not deemed to be a commodity pool operator or a commodity pool under the Commodity Exchange Act and is not subject to registration or regulation as such under the Commodity Exchange Act.  In addition to the instruments, strategies and risks described below and in the Prospectus, the Adviser may discover additional opportunities in connection with Financial Instruments and other similar or related techniques.  These new opportunities may become available as the Adviser develops new techniques, as regulatory authorities broaden the range of permitted transactions and as new Financial Instruments or other techniques are developed.  The Adviser may utilize these opportunities to the extent that they are consistent with the Fund’s investment objective and permitted by the Fund’s investment limitations and applicable regulatory authorities.

Special Risks.  The use of Financial Instruments involves special considerations and risks, certain of which are described below.  Risks pertaining to particular Financial Instruments are described in the sections that follow.

1.
Successful use of most Financial Instruments depends upon the Adviser’s ability to predict movements of the overall securities markets, which requires different skills than predicting changes in the prices of individual securities.  The ordinary spreads between prices in the cash and futures markets, due to the differences in the natures of those markets, are subject to distortion.  Due to the possibility of distortion, a correct forecast of stock market trends by the Adviser may still not result in a successful transaction.  The Adviser may be incorrect in its expectations as to the extent of market movements or the time span within which the movements take place, which, thus, may result in the strategy being unsuccessful.

2.
Options and futures prices can diverge from the prices of their underlying instruments.  Options and futures prices are affected by such factors as current and anticipated short-term interest rates, changes in volatility of the underlying instrument and the time remaining until expiration of the contract, which may not affect security prices the same way.  Imperfect or no correlation also may result from differing levels of demand in the options and futures markets and the securities markets, from structural differences in how options and futures and securities are traded, and from imposition of daily price fluctuation limits or trading halts.

3.
As described below, the Fund might be required to maintain assets as “cover,” maintain segregated accounts or make margin payments when it takes positions in Financial Instruments involving obligations to third parties (e.g., Financial Instruments other than purchased options).  If the Fund were unable to close out its positions in such Financial Instruments, it might be required to continue to maintain such assets or accounts or make such payments until the position expired or matured.  These requirements might impair the Fund’s ability to sell a portfolio security or make an investment when it would otherwise be favorable to do so or require that the Fund sell a portfolio security at a disadvantageous time.  The Fund’s ability to close out a position in a Financial Instrument prior to expiration or maturity depends on the existence of a liquid secondary market or, in the absence of such a market, the ability and willingness of the other party to the transaction (the “counter-party”) to enter into a transaction closing out the position.  Therefore, there is no assurance that any position can be closed out at a time and price that is favorable to the Fund.

Losses may arise due to unanticipated market price movements, lack of a liquid secondary market for any particular instrument at a particular time or due to losses from premiums paid by the Fund on options transactions.

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Cover.  Transactions using Financial Instruments, other than purchased options, expose the Fund to an obligation to another party.  The Fund will not enter into any such transactions unless it owns either (1) an offsetting (“covered”) position in securities or other options or futures contracts or (2) cash and liquid assets with a value, marked-to-market daily, sufficient to cover its potential obligations to the extent not covered as provided in (1) above.  The Fund will comply with SEC guidelines regarding cover for these instruments and will, if the guidelines so require, set aside cash or liquid assets in an account with an approved custodian, in the prescribed amount as determined daily.

Assets used as cover or held in an account cannot be sold while the position in the corresponding Financial Instrument is open, unless they are replaced with other appropriate assets.  As a result, the commitment of a large portion of the Fund’s assets to cover accounts could impede portfolio management or the Fund’s ability to meet redemption requests or other current obligations.

Options.  The value of an option position will reflect, among other things, the current market value of the underlying investment, the time remaining until expiration, the relationship of the exercise price to the market price of the underlying investment and general market conditions.  Options that expire unexercised have no value.  Options currently are traded on the Chicago Board Options Exchange (“CBOE”), the NYSE Amex and other exchanges, as well as the OTC markets.

By buying a call option on a security, the Fund has the right, in return for the premium paid, to buy the security underlying the option at the exercise price.  By writing (selling) a call option and receiving a premium, the Fund becomes obligated during the term of the option to deliver securities underlying the option at the exercise price if the option is exercised.  By buying a put option, the Fund has the right, in return for the premium, to sell the security underlying the option at the exercise price.  By writing a put option, the Fund becomes obligated during the term of the option to purchase the securities underlying the option at the exercise price.

Because options premiums paid or received by the Fund are small in relation to the market value of the investments underlying the options, buying and selling put and call options can be more speculative than investing directly in securities.

The Fund may effectively terminate its right or obligation under an option by entering into a closing transaction.  For example, the Fund may terminate its obligation under a call or put option that it had written by purchasing an identical call or put option.  This is known as a closing purchase transaction.  Conversely, the Fund may terminate a position in a put or call option it had purchased by writing an identical put or call option.  This is known as a closing sale transaction.  Closing transactions permit the Fund to realize profits or limit losses on an option position prior to its exercise or expiration.

Risks of Options on Commodities, Currencies and Securities.  Exchange-traded options in the United States are issued by a clearing organization affiliated with the exchange on which the option is listed that, in effect, guarantees completion of every exchange-traded option transaction.  In contrast, OTC options are contracts between the Fund and its counter-party (usually a securities dealer or a bank) with no clearing organization guarantee.  Thus, when the Fund purchases an OTC option, it relies on the counter-party from whom it purchased the option to make or take delivery of the underlying investment upon exercise of the option.  Failure by the counter-party to do so would result in the loss of any premium paid by the Fund as well as the loss of any expected benefit of the transaction.

The Fund’s ability to establish and close out positions in exchange-traded options depends on the existence of a liquid market.  However, there can be no assurance that such a market will exist at any particular time.  Closing transactions can be made for OTC options only by negotiating directly with the counter-party or by a transaction in the secondary market if any such market exists.  There can be no assurance that the Fund will in fact be able to close out an OTC option position at a favorable price prior to expiration.  In the event of insolvency of the counter-party, the Fund might be unable to close out an OTC option position at any time prior to its expiration.

If the Fund were unable to effect a closing transaction for an option it had purchased, it would have to exercise the option to realize any profit.  The inability to enter into a closing purchase transaction for a covered call option written by the Fund could cause material losses because the Fund would be unable to sell the investment used as cover for the written option until the option expires or is exercised.

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Options on Indices.  An index fluctuates with changes in the market values of the securities included in the index.  Options on indices give the holder the right to receive an amount of cash upon exercise of the option.  Receipt of this cash amount will depend upon the closing level of the index upon which the option is based being greater than (in the case of a call) or less than (in the case of put) the exercise price of the option.  Some stock index options are based on a broad market index such as the S&P 500 Index, the NYSE Composite Index or the NYSE Arca Index or on a narrower index such as the Philadelphia Stock Exchange Over-the-Counter Index.

Each of the exchanges has established limitations governing the maximum number of call or put options on the same index that may be bought or written by a single investor, whether acting alone or in concert with others (regardless of whether such options are written on the same or different exchanges or are held or written on one or more accounts or through one or more brokers).  Under these limitations, option positions of all investment companies advised by the Adviser are combined for purposes of these limits.  Pursuant to these limitations, an exchange may order the liquidation of positions and may impose other sanctions or restrictions.  These position limits may restrict the number of listed options that the Fund may buy or sell.

Puts and calls on indices are similar to puts and calls on securities or futures contracts except that all settlements are in cash and gain or loss depends on changes in the index in question rather than on price movements in individual securities or futures contracts.  When the Fund writes a call on an index, it receives a premium and agrees that, prior to the expiration date, the purchaser of the call, upon exercise of the call, will receive from the Fund an amount of cash if the closing level of the index upon which the call is based is greater than the exercise price of the call.  The amount of cash is equal to the difference between the closing price of the index and the exercise price of the call times a specified multiple (“multiplier”), which determines the total value for each point of such difference.  When the Fund buys a call on an index, it pays a premium and has the same rights to such call as are indicated above.  When the Fund buys a put on an index, it pays a premium and has the right, prior to the expiration date, to require the seller of the put, upon the Fund’s exercise of the put, to deliver to the Fund an amount of cash if the closing level of the index upon which the put is based is less than the exercise price of the put, which amount of cash is determined by the multiplier, as described above for calls.  When the Fund writes a put on an index, it receives a premium and the purchaser of the put has the right, prior to the expiration date, to require the Fund to deliver to it an amount of cash equal to the difference between the closing level of the index and the exercise price times the multiplier if the closing level is less than the exercise price.

Risks of Options on Indices.  If the Fund has purchased an index option and exercises it before the closing index value for that day is available, it runs the risk that the level of the underlying index may subsequently change.  If such a change causes the exercised option to fall out-of-the-money, the Fund will be required to pay the difference between the closing index value and the exercise price of the option (times the applicable multiplier) to the assigned writer.

OTC Options.  Unlike exchange-traded options, which are standardized with respect to the underlying instrument, expiration date, contract size and strike price, the terms of OTC options (options not traded on exchanges) generally are established through negotiation with the other party to the option contract.  While this type of arrangement allows the Fund great flexibility to tailor the option to its needs, OTC options generally involve greater risk than exchange-traded options, which are guaranteed by the clearing organization of the exchanges where they are traded.

Futures Contracts and Options on Futures Contracts.  A futures contract obligates the seller to deliver (and the purchaser to take delivery of) the specified security on the expiration date of the contract.  An index futures contract obligates the seller to deliver (and the purchaser to take) an amount of cash equal to a specific dollar amount times the difference between the value of a specific index at the close of the last trading day of the contract and the price at which the agreement is made.  No physical delivery of the underlying securities in the index is made.

When the Fund writes an option on a futures contract, it becomes obligated, in return for the premium paid, to assume a position in the futures contract at a specified exercise price at any time during the term of the option.  If the Fund writes a call, it assumes a short futures position.  If it writes a put, it assumes a long futures position.  When the Fund purchases an option on a futures contract, it acquires the right in return for the premium it pays to assume a position in a futures contract (a long position if the option is a call and a short position if the option is a put).

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Whether the Fund realizes a gain or loss from futures activities depends upon movements in the underlying security or index.  The extent of the Fund’s loss from an unhedged short position in futures contracts or from writing unhedged call options on futures contracts is potentially unlimited.  The Fund only purchases and sells futures contracts and options on futures contracts that are traded on a U.S. exchange or board of trade.

No price is paid upon entering into a futures contract.  Instead, at the inception of a futures contract the Fund is required to deposit “initial margin” in an amount generally equal to 10% or less of the contract value.  Margin also must be deposited when writing a call or put option on a futures contract, in accordance with applicable exchange rules.  Unlike margin in securities transactions, initial margin does not represent a borrowing, but rather is in the nature of a performance bond or good-faith deposit that is returned to the Fund at the termination of the transaction if all contractual obligations have been satisfied.  Under certain circumstances, such as periods of high volatility, the Fund may be required by an exchange to increase the level of its initial margin payment, and initial margin requirements might be increased generally in the future by regulatory action.

Subsequent “variation margin” payments are made to and from the futures commission merchant daily as the value of the futures position varies, a process known as “marking-to-market.”  Variation margin does not involve borrowing, but rather represents a daily settlement of the Fund’s obligations to or from a futures commission merchant.  When the Fund purchases an option on a futures contract, the premium paid plus transaction costs is all that is at risk.  In contrast, when the Fund purchases or sells a futures contract or writes a call or put option thereon, it is subject to daily variation margin calls that could be substantial in the event of adverse price movements.  If the Fund has insufficient cash to meet daily variation margin requirements, it might need to sell securities at a time when such sales are disadvantageous.

Purchasers and sellers of futures contracts and options on futures can enter into offsetting closing transactions, similar to closing transactions in options, by selling or purchasing, respectively, an instrument identical to the instrument purchased or sold.  Positions in futures and options on futures contracts may be closed only on an exchange or board of trade that provides a secondary market.  However, there can be no assurance that a liquid secondary market will exist for a particular contract at a particular time.  In such event, it may not be possible to close a futures contract or options position.

Under certain circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract or an option on a futures contract can vary from the previous day’s settlement price.  Once that limit is reached, no trades may be made that day at a price beyond the limit.  Daily price limits do not limit potential losses because prices could move to the daily limit for several consecutive days with little or no trading, thereby preventing liquidation of unfavorable positions.

If the Fund were unable to liquidate a futures contract or an option on a futures position due to the absence of a liquid secondary market or the imposition of price limits, it could incur substantial losses.  The Fund would continue to be subject to market risk with respect to the position.  In addition, except in the case of purchased options, the Fund would continue to be required to make daily variation margin payments and might be required to maintain cash or liquid assets in an account.

Risks of Futures Contracts and Options Thereon.  The ordinary spreads between prices in the cash and futures markets (including the options on futures markets), due to differences in the natures of those markets, are subject to the following factors, which may create distortions.  First, all participants in the futures market are subject to margin deposit and maintenance requirements.  Rather than meeting additional margin deposit requirements, investors may close futures contracts through offsetting transactions, which could distort the normal relationships between the cash and futures markets.  Second, the liquidity of the futures market depends on participants entering into offsetting transactions rather than making or taking delivery.  To the extent participants decide to make or take delivery, liquidity in the futures market could be reduced, thus producing distortion.  Third, from the point of view of speculators, the deposit requirements in the futures market are less onerous than margin requirements in the securities market.  Therefore, increased participation by speculators in the futures market may cause temporary price distortions.

Combined Positions.  The Fund may purchase and write options in combination with each other.  For example, the Fund may purchase a put option and write a call option on the same underlying instrument in order to construct a combined position whose risk and return characteristics are similar to selling a futures contract.  Another possible combined position would involve writing a call option at one strike price and buying a call option at a lower price, in order to reduce the risk of the written call option in the event of a substantial price increase.  Because combined options positions involve multiple trades, they result in higher transaction costs and may be more difficult to open and close out.

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Other Investment Companies.  The Fund may invest in shares of other investment companies, including money market mutual funds, other mutual funds or exchange-traded funds (“ETFs”).  The Fund’s investments in money market mutual funds may be used for cash management purposes and to maintain liquidity in order to satisfy redemption requests or pay unanticipated expenses.  The Fund limits its investments in securities issued by other investment companies in accordance with the 1940 Act.  Section 12(d)(1) of the 1940 Act precludes the Fund from acquiring (i) more than 3% of the total outstanding shares of another investment company; (ii) shares of another investment company having an aggregate value in excess of 5% of the value of the total assets of the Fund; or (iii) shares of another registered investment company and all other investment companies having an aggregate value in excess of 10% of the value of the total assets of the Fund.  However, Section 12(d)(1)(F) of the 1940 Act provides that the provisions of paragraph 12(d)(1) shall not apply to securities purchased or otherwise acquired by the Fund if (i) immediately after such purchase or acquisition not more than 3% of the total outstanding shares of such investment company is owned by the Fund and all affiliated persons of the Fund; and (ii) the Fund has not offered or sold, and is not proposing to offer or sell its shares through a principal underwriter or otherwise at a public or offering price that includes a sales load of more than 1 1/2%.

If the Fund invests in investment companies, including ETFs, pursuant to Section 12(d)(1)(F), it must comply with the following voting restrictions: when the Fund exercises voting rights, by proxy or otherwise, with respect to investment companies owned by the Fund, the Fund will either seek instruction from the Fund’s shareholders with regard to the voting of all proxies and vote in accordance with such instructions, or vote the shares held by the Fund in the same proportion as the vote of all other holders of such security.  In addition, an investment company purchased by the Fund pursuant to Section 12(d)(1)(F) shall not be required to redeem its shares in an amount exceeding 1% of such investment company’s total outstanding shares in any period of less than thirty days.  In addition to the advisory and operational fees the Fund bears directly in connection with its own operation, the Fund also bears its pro rata portion of the advisory and operational expenses of each other investment company it invests in.

Preferred Stocks.  Preferred stocks pay fixed or floating dividends to investors and have “preference” over common stock in the payment of dividends and the liquidation of an issuer’s assets. This means that an issuer must pay dividends on preferred stocks before paying any dividends on its common stock.  Some preferred stocks offer a fixed rate of return with no maturity date.  Because those preferred stocks never mature, they trade like long-term bonds, can be more volatile than other types of preferred stocks and may have heightened sensitivity to changes in interest rates.  Other preferred stocks have variable dividends, generally determined on a quarterly or other periodic basis, either according to a formula based upon a specified premium or discount to the yield on particular U.S. Treasury securities or based on an auction process involving bids submitted by holders and prospective purchasers of such securities.  Because preferred stocks represent an equity ownership interest in an issuer, their value usually will react more strongly than bonds and other debt instruments to actual or perceived changes in an issuer’s financial condition or prospects or to fluctuations in the equity markets.  Preferred stockholders usually have no voting rights or their voting rights are limited to certain extraordinary transactions or events.

Private Placements and Restricted Securities.  The Fund may invest in restricted securities (securities with limited transferability under the securities laws) acquired from the issuer in “private placement” transactions.  Private placement securities are not registered under the Securities Act of 1933, as amended (the “Securities Act”), and are subject to restrictions on resale.  They are eligible for sale only to certain qualified institutional buyers, like the Fund, and are not sold on a trading market or exchange.  While private placement securities offer attractive investment opportunities otherwise not available on an open market, because such securities are available to few buyers, they are often both difficult to sell and to value.  Certain of the Fund’s investments may be placed in smaller, less seasoned, issuers that present a greater risk due to limited product lines and/or financial resources.  The issuer of privately placed securities may not be subject to the disclosure and other investor protection requirements of a public trade.  Additionally, the Fund could obtain material non-public information from the issuer of such securities that would restrict the Fund’s ability to conduct portfolio transactions.

Privately placed securities can usually only be resold to other qualified institutional buyers, or in a private transaction, or to a limited number of purchasers, or in a limited quantities after they have been held for a specified period of time and other conditions are met pursuant to an exemption from registration.  The Fund may incur more cost in the disposition of such securities because of the time and legal expense required to negotiate a private placement.  Because of the limited market, the Fund may find it difficult to sell the securities when it finds it advisable to do so and, to the extent such securities are sold in private negotiations, they may be sold for less than the price for which they were purchased or less than their fair market value.

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Privately placed securities cannot be resold to the public unless they have been registered under the Securities Act or pursuant to an exemption, such as Rule 144A.  Although securities which may be resold only to “qualified institutional buyers” in accordance with the provisions of Rule 144A under the Securities Act are technically considered “restricted securities,” the Fund may purchase Rule 144A securities without regard to the limitation on investments in illiquid securities described above in the “Illiquid Securities” section, provided that a determination is made that such securities have a readily available trading market.  The Fund may also purchase certain commercial paper issued in reliance on the exemption from regulations in Section 4(2) of the Securities Act (“4(2) Paper”).  The Adviser will determine the liquidity of Rule 144A securities and 4(2) Paper under the supervision of the Board of Trustees.  The liquidity of Rule 144A securities and 4(2) Paper will be monitored by the Adviser, and if as a result of changed conditions it is determined that a Rule 144A security or 4(2) Paper is no longer liquid, the Fund’s holdings of illiquid securities will be reviewed to determine what, if any, action is required to assure that the Fund does not exceed its applicable percentage limitation for investments in illiquid securities.

Short Sales.  The Fund may engage in short sales of securities, provided the securities are fully listed on a national securities exchange.  In a short sale, the Fund sells a security that it does not own, in anticipation of a decline in the market value of the security.  To complete the transaction, the Fund must borrow the security to make delivery to the buyer.  The Fund is then obligated to replace the security borrowed by purchasing it at the market price at the time of replacement.  This price may be more or less than the price at which the security was sold by the Fund.  The Fund will incur a loss on a short sale if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security.  The Fund will realize a gain if the security declines in price between those dates.  The amount of any gain will be decreased, and the amount of any loss increased, by the amount of the premium, dividends, interest or expenses the Fund may be required to pay in connection with the short sale.

Typically, the Fund will segregate liquid assets, which are marked-to-market daily, equal to the difference between (a) the market value of the securities sold short at the time they were sold short and (b) the value of the collateral deposited with the broker in connection with the short sale (not including the proceeds from the short sale).  While the short position is open, the Fund must maintain segregated assets at such a level that the amount segregated plus the amount deposited with the broker as collateral equal the current market value of the securities sold short.

Swap Agreements.  The Fund may enter into swap agreements for purposes of attempting to gain exposure to equity or debt securities without actually purchasing those securities, or to hedge a position.  Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a day to more than one year.  In a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments.  The gross returns to be exchanged or “swapped” between the parties are calculated with respect to a “notional amount,” i.e., the return on or increase in value of a particular dollar amount invested in a “basket” of securities representing a particular index.

Most swap agreements entered into by the Fund calculate the obligations of the parties to the agreement on a “net basis.”  Consequently, the Fund’s current obligations (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the “net amount”).  Payments may be made at the conclusion of a swap agreement or periodically during its term.

Swap agreements do not involve the delivery of securities or other underlying assets. Accordingly, if a swap is entered into on a net basis, if the other party to a swap agreement defaults, the Fund’s risk of loss consists of the net amount of payments that the Fund is contractually entitled to receive, if any.

The net amount of the excess, if any, of the Fund’s obligations over its entitlements with respect to a swap agreement entered into on a net basis will be accrued daily and an amount of cash or liquid asset having an aggregate net asset value at least equal to the accrued excess will be maintained in an account with the Custodian.  The Fund will also establish and maintain such accounts with respect to its total obligations under any swaps that are not entered into on a net basis.  Obligations under swap agreements so covered will not be construed to be “senior securities” for purposes of the Fund’s investment restriction concerning senior securities.

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Because they are two-party contracts and because they may have terms of greater than seven days, swap agreements may be considered to be illiquid for the Fund’s illiquid investment limitations.  The Fund will not enter into any swap agreement unless the Adviser believes that the other party to the transaction is creditworthy.  The Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counter-party.

The Fund may enter into a swap agreement in circumstances where the Adviser believes that it may be more cost effective or practical than buying the securities represented by such index or a futures contract or an option on such index.  The counter-party to any swap agreement will typically be a bank, investment banking firm or broker/dealer.  The counter-party will generally agree to pay the Fund the amount, if any, by which the notional amount of the swap agreement would have increased in value had it been invested in the particular stocks represented in the index, plus the dividends that would have been received on those stocks.  The Fund will agree to pay to the counter-party a floating rate of interest on the notional amount of the swap agreement plus the amount, if any, by which the notional amount would have decreased in value had it been invested in such stocks.  Therefore, the return to the Fund on any swap agreement should be the gain or loss on the notional amount plus dividends on the stocks less the interest paid by the Fund on the notional amount.

The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation.  As a result, the swap market has become relatively liquid in comparison with the markets for other similar instruments that are traded in the OTC market.

Temporary Strategies; Cash or Similar Investments.  For temporary defensive purposes, the Adviser may invest up to 100% of the Fund’s total assets in high-quality, short-term debt securities and money market instruments.  These short-term debt securities and money market instruments include shares of other mutual funds, commercial paper, certificates of deposit, bankers’ acceptances, U.S. Government securities and repurchase agreements.  Taking a temporary defensive position may result in the Fund not achieving its investment objective.  Furthermore, to the extent that the Fund invests in money market mutual funds for its cash position, there will be some duplication of expenses because the Fund would bear its pro rata portion of such money market funds’ management fees and operational expenses.

For longer periods of time, the Fund may hold a substantial cash position.  If the market advances during periods when the Fund is holding a large cash position, the Fund may not participate to the extent it would have if the Fund had been more fully invested, and this may result in the Fund not achieving its investment objective during that period.  To the extent that the Fund uses a money market fund for its cash position, there will be some duplication of expenses because the Fund would bear its pro rata portion of such money market fund’s advisory fees and operational expenses.

The Fund may invest in any of the following securities and instruments:

Money Market Mutual Funds.  The Fund may invest in money market mutual funds in connection with its management of daily cash positions or as a temporary defensive measure.  Generally, money market mutual funds seek to earn income consistent with the preservation of capital and maintenance of liquidity.  They primarily invest in high quality money market obligations, including securities issued or guaranteed by the U.S. Government or its agencies and instrumentalities, bank obligations and high-grade corporate instruments.  These investments generally mature within 397 days from the date of purchase.  An investment in a money market mutual fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any government agency.  The Fund’s investments in money market mutual funds may be used for cash management purposes and to maintain liquidity in order to satisfy redemption requests or pay unanticipated expenses.

Your cost of investing in the Fund will generally be higher than the cost of investing directly in the underlying money market mutual fund shares.  You will indirectly bear fees and expenses charged by the underlying money market mutual funds in addition to the Fund’s direct fees and expenses.  Furthermore, the use of this strategy could affect the timing, amount and character of distributions to you and therefore may increase the amount of taxes payable by you.

Bank Certificates of Deposit, Bankers’ Acceptances and Time Deposits.  The Fund may acquire certificates of deposit, bankers’ acceptances and time deposits.  Certificates of deposit are negotiable certificates issued against monies deposited in a commercial bank for a definite period of time and earning a specified return.  Bankers’ acceptances are negotiable drafts or bills of exchange, normally drawn by an importer or exporter to pay for specific merchandise, which are “accepted” by a bank, meaning in effect that the bank unconditionally agrees to pay the face value of the instrument on maturity.  Certificates of deposit and bankers’ acceptances acquired by the Fund will be dollar-denominated obligations of domestic or foreign banks or financial institutions which at the time of purchase have capital, surplus and undivided profits in excess of $100 million (including assets of both domestic and foreign branches), based on latest published reports, or less than $100 million if the principal amount of such bank obligations are fully insured by the U.S. Government.

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Domestic banks and foreign banks are subject to different governmental regulations with respect to the amount and types of loans that may be made and interest rates that may be charged.  In addition, the profitability of the banking industry depends largely upon the availability and cost of funds for the purpose of financing lending operations under prevailing money market conditions.  General economic conditions as well as exposure to credit losses arising from possible financial difficulties of borrowers play an important part in the operations of the banking industry.

As a result of federal and state laws and regulations, domestic banks are, among other things, required to maintain specified levels of reserves, limited in the amount which they can loan to a single borrower and subject to other regulations designed to promote financial soundness.  However, such laws and regulations do not necessarily apply to foreign bank obligations that the Fund may acquire.

In addition to purchasing certificates of deposit and bankers’ acceptances, to the extent permitted under the investment objective and policies stated above and in the Prospectus, the Fund may make interest-bearing time or other interest-bearing deposits in commercial or savings banks.  Time deposits are non-negotiable deposits maintained at a banking institution for a specified period of time at a specified interest rate.

Savings Association Obligations.  The Fund may invest in certificates of deposit (interest-bearing time deposits) issued by savings banks or savings and loan associations that have capital, surplus and undivided profits in excess of $100 million, based on latest published reports, or less than $100 million if the principal amount of such obligations is fully insured by the U.S. Government.

Commercial Paper, Short-Term Notes and Other Corporate Obligations.  The Fund may invest a portion of its assets in commercial paper and short-term notes.  Commercial paper consists of unsecured promissory notes issued by corporations.  Issues of commercial paper and short-term notes will normally have maturities of less than nine months and fixed rates of return, although such instruments may have maturities of up to one year.

Commercial paper and short-term notes will consist of issues rated at the time of purchase “A-2” or higher by S&P, “Prime-1” or “Prime-2” by Moody’s, or similarly rated by another nationally recognized statistical ratings organization (“NRSRO”) or, if unrated, will be determined by the Adviser to be of comparable quality.

Corporate obligations include bonds and notes issued by corporations to finance longer-term credit needs than supported by commercial paper.  While such obligations generally have maturities of ten years or more, the Fund may purchase corporate obligations which have remaining maturities of one year or less from the date of purchase and which are rated “A” or higher by S&P or “A” or higher by Moody’s.

Unrated Debt Securities.  Unrated debt, while not necessarily lower in quality than rated securities, may not have as broad a market.  Because of the size and perceived demand for the issue, among other factors, certain issuers may decide not to pay the cost of getting a rating for their debt securities.  The creditworthiness of the issuer, as well as any financial institution or other party responsible for payments on the security, will be analyzed by the Adviser to determine whether to purchase unrated bonds for the Fund.

U.S. Government Obligations.  The Fund may invest in U.S. Government obligations.  U.S. Government obligations include securities issued or guaranteed as to principal and interest by the U.S. Government.  U.S. Treasury obligations differ mainly in the length of their maturity.  Treasury bills, the most frequently issued marketable government securities, have a maturity of up to one year and are issued on a discount basis.  Payment of principal and interest on U.S. Government obligations be backed by the full faith and credit of the United States.  U.S. Government obligations are subject to fluctuations in market value due to fluctuations in market interest rates.  As a general matter, the value of debt instruments, including U.S. Government obligations, declines when market interest rates increase and rises when market interest rates decrease.  Certain types of U.S. Government obligations are subject to fluctuations in yield or value due to their structure or contract terms.

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Warrants.  The Fund may invest a portion of its assets in warrants.  A warrant gives the holder a right to purchase at any time during a specified period a predetermined number of shares of common stock at a fixed price.  Unlike convertible debt securities or preferred stock, warrants do not pay a fixed coupon or dividend.  Investments in warrants involve certain risks, including the possible lack of a liquid market for resale of the warrants, potential price fluctuations as a result of speculation or other factors, and failure of the price of the underlying security to reach or have reasonable prospects of reaching a level at which the warrant can be prudently exercised (in which event the warrant may expire without being exercised, resulting in a loss of the Fund’s entire investment therein).

When-Issued Securities.  When-issued securities transactions involve a commitment by the Fund to purchase or sell particular securities with payment and delivery taking place at a future date, and permit the Fund to lock in a price or yield on a security it owns or intends to purchase, regardless of future changes in interest rates or market action.  No income accrues to the purchaser of a security on a when-issued basis prior to delivery.  Such securities are recorded as an asset and are subject to changes in value based upon changes in the general level of interest rates.  Purchasing a security on a when-issued basis can involve a risk that the market price at the time of delivery may be lower than the agreed-upon purchase price, in which case there could be an unrealized loss at the time of delivery.  The Fund will only make commitments to purchase securities on a when-issued basis with the intention of actually acquiring the securities, but may sell them before the settlement date if it is deemed advisable.  The Fund will establish in a segregated account, or earmark as segregated on the books of the Fund or the Fund’s custodian, an amount of liquid assets equal to 102% of the amount of its commitment to purchase securities on a when-issued basis.  These assets will be marked-to-market daily, and the Fund will increase the aggregate value of the assets, as necessary, to ensure that the assets are at least equal to 102% of the amount of the Fund’s commitments.

Zero-Coupon Securities.  The Fund may invest in zero-coupon bonds as part of its investment strategy, without limitation.  Zero-coupon securities make no periodic interest payments but are sold at a deep discount to their face value.  The buyer recognizes a rate of return determined by the gradual appreciation of the security, which is redeemed at face value on a specified maturity date.  The discount varies depending on the time remaining until maturity, as well as market interest rates, the liquidity of the security, and the issuer’s perceived credit quality.  If the issuer defaults, the holder may not receive any return on his or her investment.  Because zero-coupon securities bear no interest and compound semiannually at the rate fixed at the time of issuance, their value generally is more volatile than the value of other debt securities.  Since zero-coupon bondholders do not receive interest payments, when interest rates rise, zero-coupon securities fall more dramatically in value than bonds that pay interest on a current basis.  When interest rates fall, zero-coupon securities rise more rapidly in value because they reflect a fixed rate of return.  An investment in zero-coupon and delayed interest securities may cause the Fund to recognize income, and therefore the Fund may be required to make distributions to shareholders before the Fund receives any cash payments on its investment.

INVESTMENT RESTRICTIONS

The Fund has adopted the following investment restrictions as fundamental policies that may not be changed without the vote of a majority of the Fund’s outstanding voting securities.  Pursuant to such policies, the Fund may not:

1.	Concentrate more than 25% of the value of its assets in any one industry or any small group of related industries.

2.	Invest in other companies for the purpose of exercising control or management.

3.	Purchase or sell real estate or real estate mortgage loans; provided that the Fund may invest in securities issued by companies which invest in real estate or interests therein.

4.	Purchase or sell commodities, except to the extent permitted by the Investment Company Act.

5.
Make loans to other persons; provided that the acquisition of bonds, debentures or other corporate debt securities and investment in government obligations, short-term commercial paper, certificates of deposit and bankers’ acceptances shall not be deemed to be the making of a loan.

6.	Underwrite the securities of other issuers except insofar as the Fund may technically be deemed an “underwriter” under the Securities Act in selling portfolio securities.

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7.
Issue senior securities, borrow money or pledge its assets, except that (i) the Fund may borrow from banks in amounts not exceeding one-third of its total assets (including the amount borrowed); and (ii) this restriction shall not prohibit the Fund from engaging in options transactions or short sales in accordance with its objective and strategies.

The Fund has adopted the following investment restriction as a non-fundamental policy that may be changed upon an action of the Board of Trustees, without the vote of a majority of the Fund’s outstanding voting securities.  Pursuant to such policy, the Fund may not:

1.
With respect to 50% of its total assets, purchase the securities of any one issuer if, immediately after and as a result of such purchase, (a) the value of the Fund’s holdings in the securities of such issuer exceeds 5% of the value of the Fund’s total assets, or (b) the Fund owns more than 10% of the outstanding voting securities of the issuer (this restriction does not apply to investments in the securities of the U.S. Government, or its agencies or instrumentalities, or other investment companies).

MANAGEMENT OF THE FUND

Board Leadership Structure. The Board of Trustees has general oversight responsibility with respect to the operation of the Fund.  The Board has engaged the Adviser to manage the Fund and is responsible for overseeing the Adviser and other service providers to the Fund in accordance with the provisions of the 1940 Act and other applicable laws.  The Board has established an audit committee to assist the Board in performing its oversight responsibilities.

Mr. Robert P. Morse, President of the Trust, is Chairman of the Board.  The Trust does not have a lead independent Trustee.  The Trust has determined that its leadership structure is appropriate because a similar structure has been in place for over 10 years with The Wall Street Fund, Inc., an investment company having the same trustees/directors, officers and investment adviser as the Trust.  The Trust believes that The Wall Street Fund, Inc.’s experience with that leadership structure indicates that it provides for adequate oversight of the Fund’s operations.

Board Oversight of Risk.  Through its direct oversight, and indirectly through the audit committee, of the Trust’s Officers and service providers, the Board of Trustees performs a risk oversight function for the Fund.  To effectively perform its risk oversight function, the Board, among other things, performs the following activities: receives and reviews reports related to the performance and operations of the Fund; reviews and approves, as applicable, the compliance policies and procedures of the Fund; approves the Fund’s principal investment policies; adopts policies and procedures designed to deter market timing; meets with representatives of various service providers, including the Adviser and the independent registered public accounting firm of the Fund, to review and discuss the activities of the Fund and to provide direction with respect thereto; and appoints a chief compliance officer of the Fund who oversees the implementation and testing of the Fund’s compliance program and reports to the Board regarding compliance matters for the Fund and its service providers.

The Trust has an audit committee consisting solely of the two Independent Trustees.  The audit committee plays a significant role in the risk oversight of the Fund as it meets annually with the auditors of the Fund and periodically with the Fund’s chief compliance officer.

Management Information.  As a Delaware statutory trust, the business and affairs of the Trust are managed by its Officers under the direction of the Board.  The name, age (as of April 30, 2012), address, principal occupations during the past five years, and other information with respect to each of the Trustees and Officers of the Trust are as follows:

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Name, Address and Age	Position(s) Held with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years	# of Portfolios in Fund Complex** Overseen by Trustee or Officer	Other Directorships Held by Trustee or Officer During Past Five Years
Independent Trustees
Harlan K. Ullman, Ph.D. 1245 29th Street, N.W. Washington, DC 20007 Age: 71	Independent Trustee	Since 2011	Chairman, Killowen Group, a consulting firm, since 1984; Distinguished Senior Fellow, National Defense University; Senior Adviser, The Atlantic Council, since 2007.	2
Independent Director, The Wall Street Fund, Inc.; Chairman, CNI Guard, Inc.; Chairman, AHM, LLC; Managing Director, ACU Partners, LLC; Advisory Board Member and Director, IE-SPS; Chairman, SPS – U.S. Advisory Board.

Amb. Kurt D. Volker 55 East 52nd Street, 23rd Floor New York, NY 10055 Age: 47	Independent Trustee	Since 2011	Managing Director, International BGR Group, a government and public relations firm, since May 2011; Senior Fellow and Managing Director, Center for Transatlantic Relations, JHU-SAIS, a think tank, since September 2009; Senior Adviser, McLarty Associates, a global consulting firm, since March 2010; Senior Adviser, Atlantic Council, since October 2009; Columist, La Stampa , a Rome, Italy-based newspaper, since November 2009; U.S. Ambassador to NATO, 2008 to 2009; Diplomat, U.S. Department of State, 1988 to 2009.	2	Independent Director, The Wall Street Fund, Inc.; Trustee, Institute for American Universities, Aix-en-Provence, France.

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Name, Address and Age	Position(s) Held with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years	# of Portfolios in Fund Complex** Overseen by Trustee or Officer	Other Directorships Held by Trustee or Officer During Past Five Years
Interested Trustees & Officers
Robert P. Morse * 55 East 52nd Street, 23rd Floor New York, NY 10055 Age: 66	Chairman, President and Trustee	Since 2011	Partner and Principal, Evercore Wealth Management, LLC since 2010; President and a Director, Morse Williams & Co., Inc., an investment adviser affiliate of the Fund, 1981 to 2010; President and sole Director, Wall Street Management Corporation since 1984, and President and Director, Morse Williams Holding Co., Inc. since 1986.	2
Interested Director, The Wall Street Fund, Inc.; English Speaking Union of the U.S.; Society of Mayflower Descendants; Whitehead Institute of Biomedical Research; Youngs Memorial Cemetery/
Theodore Roosevelt Memorial; eLot, Inc.

Michael R. Linburn 55 East 52nd Street, 23rd Floor New York, NY 10055 Age: 78	Executive Vice President Secretary Chief Compliance Officer	Since 2011	Managing Director and Independent Consultant to Evercore Wealth Management, LLC since 2010; Managing Director and Principal, Morse, Williams & Co., Inc., an investment adviser affiliate of the Fund, since 2003; Chief Compliance Officer, Morse Williams & Co., Inc. 2005 to 2010; Director of Marketing, Morse, Williams & Co., Inc., 1992 to 2010.	2	The Stanley R. and Elisabeth G. Jacobs Foundation; eLot, Inc.
Jian H. Wang 55 East 52nd Street, 23rd Floor New York, NY 10055 Age: 49	Executive Vice President and Treasurer	Since 2011	Vice President, Evercore Wealth Management, LLC since 2010; Managing Director and Principal, Morse, Williams & Co., Inc., an investment adviser affiliate of the Fund, 2005 to 2010; Senior Trader, Morse, Williams & Co., Inc., 1998 to 2010.	2	None
*Denotes a Trustee who is an “interested person” of the Trust as that term is defined in Section 2 (a)(19) of the 1940 Act.

**Evercore Wealth Management, LLC currently manages two portfolios, or funds, within two investment companies that comprise the “Fund Complex”.  The Trust and The Wall Street Fund, Inc. are each registered as an open-end management investment company.  The Trustees currently oversee the two portfolios within the Fund Complex.

Qualification of Trustees.  Robert P. Morse has been a Trustee, President and portfolio manager of the Trust since its inception in 2011.  His experience and skills as a portfolio manager, as well as his familiarity with the investment strategies utilized by the Adviser and with the Fund’s portfolios, led to the conclusion that he should serve as a Trustee.  Harlan K. Ullman and Amb. Kurt D. Volker each became a Trustee in at the time of the Trust’s inception in 2011.  Both are experienced statesmen and businessmen and are familiar with financial statements.  Each takes a constructive and thoughtful approach to addressing issues facing the Fund.  This combination of skills and attributes led to the conclusion that each of Mr. Ullman and Amb. Volker should serve as a Trustee.

Board Interest in the Fund.  As of December 31, 2011, the Trustees owned the following amounts in the Fund.

Name of Trustee	Dollar Range of Equity Securities in the Fund	Aggregate Dollar Range of Equity Securities in all Registered Investment Companies Overseen by Trustee in Family of Investment Companies
Harlan K. Ullman, Ph.D.	$[…]	$[…]
Amb. Kurt D. Volker	$[…]	$[…]
Robert P. Morse*	$[…]	$[…]
* Denotes Interested Trustees

Compensation.  For their service as Trustees, the Trustees receive a fee of $500 per meeting attended.  The Trustees also receive reimbursement for expenses incurred in connection with attendance at such meetings.  The table below details the amount of compensation the Trustees received from the Fund for the fiscal year ended December 31, 2011.  The aggregate compensation is provided by the Fund.  In addition, the Fund’s Trustees are reimbursed for expenses in connection with the four Board Meetings held during the year.  The Fund makes no payments of salary to any Officer in such capacity.

Name of Person, Position	Aggregate Compensation from Fund	Pension or Retirement Benefits Accrued As Part of Fund Expenses	Annual Benefits Upon Retirement	Total Compensation From Fund and Fund Complex* Paid to Trustees
Robert P. Morse**	$[…]	None	None	$[…]
Harlan K. Ullman	$[…]	None	None	$[…]
Amb. Kurt D. Volker	$[…]	None	None	$[…]
*	The “Fund Complex” includes the Fund and The Wall Street Fund, Inc., an open-end registered investment company.
**	This Trustee is deemed to be an “interested person” of the Fund as defined by the 1940 Act.

Management Ownership.  [As of the date of this SAI, the Officers and Trustees of the Trust as a group did not own any of the Fund’s shares.  Furthermore, neither the Independent Trustees nor members of their immediate family own securities beneficially or of record in the Adviser, the principal underwriter or an affiliate of the Adviser or principal underwriter. ] Accordingly, neither the Independent Trustees nor members of their immediate family, have a direct or indirect interest, the value of which exceeds $120,000, in the Adviser, the principal underwriter or any of their affiliates.  In addition, during the most recently completed calendar year, neither the Independent Trustees nor members of their immediate families have conducted any transactions (or series of transactions) in which the amount involved exceeded $120,000 and to which the Adviser, the principal underwriter or any affiliate thereof was a party.

Board Committees. The Trust has one standing committee: The Audit Committee.  The Audit Committee is comprised exclusively of all of the Independent Trustees.  The Audit Committee typically meets once per year with respect to the Fund.  The functions of the Audit Committee are to review the scope and results of the audit and any matters bearing on the audit or the Fund’s financial statements and to ensure the integrity of the Fund’s pricing and financial reporting.  The Audit Committee met […] during the Fund’s fiscal year ended December 31, 2011.

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CONTROL PERSONS AND PRINCIPAL HOLDERS OF FUND SECURITIES

A principal shareholder is any person who owns of record or beneficially 5% or more of the outstanding shares of the Fund.  A control person is one who owns beneficially or through controlled companies more than 25% of the voting securities of a company or acknowledges the existence of control.  A controlling person possesses the ability to control the outcome of matters submitted for shareholder vote by the Fund.  As of the date of this SAI, there were no principal shareholders or control persons of the Institutional Class shares of the Fund.  As of March 31, 2012, the Investor Class shares of the Fund had no control persons, but the following shareholders owned more than 5% of the outstanding voting securities of the Fund:

Control Persons of the Fund – Investor Class
Name and Address	% Ownership	Type of Ownership	Parent Company	Jurisdiction
[…]	[…]%	[…]	[…]	[…]

PORTFOLIO TRANSACTIONS

Decisions to buy and sell securities for the Fund are made by Evercore Wealth Management, LLC (“Adviser” or “EWM”).  Officers of the Fund are generally responsible for implementing or supervising these decisions, including allocation of portfolio brokerage and principal business as well as the negotiation of commissions and/or the price of the securities.  Portfolio turnover will be no more than is necessary to meet the Fund’s investment objectives.

Portfolio changes will be made promptly in the event that the Fund’s investment adviser shall consider such action appropriate, without regard to the length of time any security involved was held or the impact of such changes on turnover consistent with the Fund’s objectives.

The portfolio turnover rate is calculated by dividing the lesser of the annual sales or purchases of portfolio securities by the monthly average value of the portfolio securities held by the Fund during the year (excluding all securities whose maturities or expiration dates at the time of acquisition were one year or less).  A high portfolio turnover may result in higher brokerage costs and additional capital gains taxes.

During the past fiscal year, the Fund’s portfolio turnover rate was as follows:

Portfolio Turnover Rate For Fiscal Year Ended December 31,
2011(1)
[…]%
(1)	The Fund commenced operations on June 30, 2011.

When considering prospective investments, the Fund anticipates retaining securities purchased over a period of time.  However, surveillance of the portfolio relative to alternative investments may lead to disposition of a security in a short period of time.

In instances where securities are purchased on a commission basis, the Fund will seek competitive and reasonable commission rates based on circumstances of the trade involved and to the extent that they do not detract from the quality of the execution.  The Fund, in purchasing and selling portfolio securities, will seek the best available combination of execution and overall price (which shall include the cost of the transaction) consistent with the circumstances which exist at the time.  The Fund does not intend to solicit competitive bids on each transaction.

The Fund believes it is in its best interest and that of its shareholders to have a stable and continuous relationship with a diverse group of financially strong and technically qualified broker-dealers who will provide quality executions at competitive rates.  Broker-dealers meeting these qualifications also will be selected for their demonstrated loyalty to the Fund, when acting on its behalf, as well as for any research or other services provided to the Fund.  Substantially all of the portfolio transactions are through brokerage firms that are members of the New York Stock Exchange, which is typically the most active market in the size of the Fund’s transactions and for the types of securities predominant in the Fund’s portfolio.  When buying securities in the over-the-counter market, the Fund will select a broker who maintains a primary market for the security unless it appears that a better combination of price and execution may be obtained elsewhere.  The Fund normally will not pay a higher commission rate to broker-dealers providing benefits or services to it than it would pay to broker-dealers who do not provide it such benefits or services.  However, the Fund reserves the right to do so within the principles set out in Section 28(e) of the Securities Exchange Act of 1934, as amended, when it appears that this would be in the best interests of the shareholders.

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No commitment is made to any broker or dealer with regard to placing of orders for the purchase or sale of Fund portfolio securities, and no specific formula is used in placing such business.  Brokerage allocation is reviewed regularly by both the Board and the Adviser.

It is not the Fund’s practice to allocate brokerage or principal business on the basis of sales of its shares that may be made through various brokers or dealers.  However, the Fund may place portfolio orders with qualified broker-dealers who recommend the Fund to other clients, or who act as agents in the purchase of the Fund’s shares for their clients.  The Fund has developed policies to ensure that its selection of selling brokers for portfolio transactions is not influenced by considerations about the sale of Fund Shares.

Research services furnished by broker-dealers may be useful to the Adviser in serving other clients, as well as the Fund.  Conversely, the Fund may benefit from research services obtained by the Adviser from the placement of portfolio brokerage of other clients.

When it appears to be in the best interests of its shareholders, the Fund may join with other clients of the Adviser in acquiring or disposing of a portfolio holding.  Securities acquired or proceeds obtained will be equitably distributed between the Fund and other clients participating in the transaction.  In some instances, this investment procedure may affect the price paid or received by the Fund or the size of the position obtained by the Fund.

During the past fiscal year, the Fund paid the following brokerage commissions, to brokerage firms in connection with its purchases and sales of portfolio securities.

Brokerage Commissions For Fiscal Year Ended December 31,
2011(1)
$[…]
(1)	The Fund commenced operations on June 30, 2011.

PORTFOLIO HOLDINGS INFORMATION

The Fund maintains written policies and a procedure regarding the disclosure of its portfolio holdings to ensure that disclosure of information about portfolio securities is in the best interest of the Fund’s shareholders.  The officers of the Fund, on a regular basis, receive reports as to purchases and redemptions of Fund shares and review these reports to determine if there is any unusual trading in Fund shares.  The officers of the Fund will report to the Board any such unusual trading in Fund shares.  It is the policy of the Trust that information about the Fund’s portfolio security holdings or trading is confidential and may not be disseminated to anyone other than as described in this SAI.  In all cases any such dissemination must have the prior written approval of the Trust’s Chief Compliance Officer or other designated officers of the Trust.

The Fund has entered into arrangements with certain third party service providers for services that require these groups to have access to the Fund’s portfolio on a daily basis.  As a result, such third party service providers may receive portfolio holdings information prior to and more frequently than the public disclosure of such information.  For example, the Fund may disclose portfolio holdings information to the fund accountant who is responsible for maintaining the accounting records of the Fund, which includes maintaining a current portfolio of the Fund.  The Fund also undergoes an annual audit, which requires the Fund’s independent auditor to review the Fund’s portfolio.  In addition, to the Fund’s fund accountant, the Fund’s custodian also maintains an up-to-date list of the Fund’s holdings.  Further, the Fund may disclose its portfolio holdings to printers for the purpose of preparing Fund regulatory filings, to other service providers such as proxy voting service providers or portfolio management data base providers in connection with their providing services to the Fund and to ranking organizations for use in developing a ranking for the Fund.  Each of these parties is contractually and/or ethically prohibited from sharing the Fund’s portfolio or trading on portfolio holdings information unless specifically authorized by the Trust’s Chief Compliance Officer or another designated officer of the Trust.

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The Fund also, at the end of each calendar quarter, lists the 15 largest holdings by percentage of assets, on its website, but not earlier than five days after the end of the quarter.

Additionally, the Fund may provide its entire portfolio to the following ranking organizations:  Morningstar, Inc., Lipper, Inc., Standard & Poor’s Rating Group, Bloomberg L.P., Thomson Financial Research, Nelson Investments, Vickers Stock Research, Interactive Data and other similar research organizations.  The Fund’s management has determined that these organizations provide investors with a valuable service and therefore are willing to provide them with portfolio information.  The Fund may not pay these organizations or receive any compensation from them for providing this information.  The Fund may provide portfolio information to these organizations on either a monthly or quarterly basis, but not until such information is at least five to ten days old.  Because the information that is provided is at least five to ten days old, the Fund has not required that these ranking organizations be subject to confidentiality agreements or trading prohibitions.

In the event of a conflict between the interests of the Fund and the interests of the Adviser, or an affiliated person of the Adviser, the Chief Compliance Officer of the Adviser, in consultation with the Trust’s Chief Compliance Officer, shall make a determination in the best interests of the Fund, and shall report such determination to the Board of Trustees at the end of the quarter in which such determination was made.

TAX STATUS

The following information supplements the information set forth in the Prospectus.

The Fund receives income generally in the form of dividends and interest on its investments.  This income, less expenses incurred in the operation of the Fund, constitutes the Fund’s net investment income from which dividends may be paid to you.  Any distributions by the Fund from such income will be taxable to you as ordinary income, whether you take them in cash or in additional shares.

The Fund may derive capital gains and losses in connection with sales or other dispositions of its portfolio securities.  Distributions from net short-term capital gains will be taxable to you as ordinary income or qualified dividend income.  Distributions from net long-term capital gains will be taxable to you as long-term capital gain, regardless of how long you have held your shares in the Fund.  Any net capital gains realized by the Fund generally will be distributed once each year, and may be distributed more frequently, if necessary, in order to reduce or eliminate excise or income taxes on the Fund.

As a result of a recent federal tax legislation, qualifying distributions occurring in 2003 and later paid out of the Fund’s investment company taxable income, may be taxable to noncorporate shareholders at long-term capital gain rates, which are significantly lower than the highest rate that applies to ordinary income.

Most foreign exchange gains realized on the sale of debt securities are treated as ordinary income by the Fund.  Similarly, foreign exchange losses realized by the Fund on the sale of debt securities are generally treated as ordinary losses by the Fund.  These gains when distributed will be taxable to you as ordinary dividends, and any losses will reduce the Fund’s ordinary income otherwise available for distribution to you.  This treatment could increase or reduce the Fund’s ordinary income distributions to you, and may cause some or all of the Fund’s previously distributed income to be classified as a return of capital.

The Fund may be subject to foreign withholding taxes on income from certain of its foreign securities.  If more than 50% of the Fund’s total assets at the end of the fiscal year are invested in securities of foreign corporations, the Fund may elect to pass-through to you your pro rata share of foreign taxes paid by the Fund.  If this election is made, the year-end statement you receive from the Fund will show more taxable income than was actually distributed to you.  However, you will be entitled to either deduct your share of such taxes in computing your taxable income or (subject to limitations) claim a foreign tax credit for such taxes against your U.S. federal income tax.  The Fund will provide you with the information necessary to complete your individual income tax return if it makes this election.

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The Fund will inform you of the amount of your ordinary income dividends and capital gains distributions at the time they are paid, and will notify you of their tax status for federal income tax purposes shortly after the close of each calendar year.  If you have not held Fund shares for a full year, the Fund may designate and distribute to you, as ordinary income or capital gain, a percentage of income that is not equal to the actual amount of such income earned during the period of your investment in the Fund.

The Fund has elected to be treated as a regulated investment company under Subchapter M of the Internal Revenue Code, has qualified as such for its most recent fiscal year, and intends to so qualify during the current fiscal year.  As a regulated investment company, the Fund generally pays no federal income tax on the income and gains it distributes to you.  The Board reserves the right not to maintain the qualification of the Fund as a regulated investment company if it determines such course of action to be beneficial to shareholders.  In such case, the Fund will be subject to federal, and possibly state, corporate taxes on its taxable income and gains, and distributions to you will be taxed as ordinary dividend income to the extent of the Fund’s earnings and profits.

To avoid federal excise taxes, the Internal Revenue Code requires the Fund to distribute to you by December 31 of each year, at a minimum, the following amounts: 98% of its taxable ordinary income earned during the calendar year; 98% of its capital gain net income earned during the twelve month period ending October 31; and 100% of any undistributed amounts from the prior year.  The Fund intends to declare and pay these amounts in December (or in January that are treated by you as received in December) to avoid these excise taxes, but can give no assurances that its distributions will be sufficient to eliminate all taxes.

Redemptions and exchanges of Fund shares are taxable transactions for federal and state income tax purposes.  If you redeem your Fund shares the IRS will require that you report a gain or loss on your redemption.  If you hold your shares as a capital asset, the gain or loss that you realize will be capital gain or loss and will be long-term or short-term, generally depending on how long you hold your shares.  Any loss incurred on the redemption or exchange of shares held for six months or less will be treated as a long-term capital loss to the extent of any long-term capital gains distributed to you by the Fund on those shares.

All or a portion of any loss that you realize upon the redemption of your Fund shares will be disallowed to the extent that you buy other shares in the Fund (through reinvestment of dividends or otherwise) within 30 days before or after your share redemption.  Any loss disallowed under these rules will be added to your tax basis in the new shares you buy.

If you are a corporate shareholder, you should note that some percentage of the dividends paid by the Fund might qualify for the dividends-received deduction.  In some circumstances, you will be allowed to deduct these qualified dividends, thereby reducing the tax that you would otherwise be required to pay on these dividends.  The dividends-received deduction will be available only with respect to dividends designated by the Fund as eligible for such treatment.  All dividends (including the deducted portion) must be included in your alternative minimum taxable income calculation.

DETERMINATION OF NET ASSET VALUE

The Fund’s NAV per share is determined as of the close of business on the NYSE (currently, 4:00 p.m. Eastern time) on each day the NYSE is open for trading.  The Fund does not expect to determine the NAV of its shares on any day when the NYSE is not open for trading even if there is sufficient trading in its portfolio securities on such days to materially affect the NAV per share.  NAV will not be determined on the following holidays:  New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

The Fund’s NAV per share is computed by dividing the value of the securities held by the Fund, plus any cash or other assets (including interest and dividends accrued but not yet received), minus all liabilities (including accrued expenses), by the total number of shares outstanding at such time.  Expenses, including the fees payable to the Adviser, are accrued daily as is practicable.  Dividends receivable are treated as assets from the date on which securities go ex-dividend and interest on bonds or other interest-bearing securities is accrued daily.

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An example of how the Fund calculates its NAV per share as of December 31, 2011 is as follows:

Net Assets	=	NAV Per Share
Shares Outstanding

$[…]	=	$[…]
[…]

Generally, the Fund’s investments are valued at market value or, in the absence of a market value, at fair value as determined in good faith by the Board pursuant to pricing procedures adopted by the Board.  In determining fair value, the Board considers, among other things: 1) the last sales price on the securities exchange, if any, on which a security is primarily traded; 2) the mean between the last bid and asked prices; 3) price quotations from an approved pricing service, and 4) other factors as necessary to determine a fair value under certain circumstances.

PURCHASE AND REDEMPTION SERVICES

The Fund reserves the right in certain circumstances to:

•	Waive or increase the minimum investment requirements with respect to any person or class of persons, which include shareholders of the Fund’s special investment programs.

•	Begin charging a fee for certain redemption services and to change the service upon 60 days written notice to you.

•	Begin charging a fee for the systematic withdrawal plan upon 30 days written notice to you.

•	Waive signature guarantee requirements in certain instances where it appears reasonable to do so and will not unduly affect the interests of other shareholders.

SHARE PURCHASES

The Fund will not be responsible for the consequences of delays, including delays in the banking or Federal Reserve wire systems.  We cannot process transaction requests that are not complete and in good order.  If you use the services of any other broker to purchase or redeem shares of the Fund, that broker may charge you a fee.  Each order accepted will be fully invested in whole and fractional shares, unless the purchase of a certain number of whole shares is specified, at the NAV per share next effective after the order is received by the Fund.

Each investment is confirmed by a year-to-date statement that provides the details of the immediate transaction, plus all prior transactions in your account during the current year.  This includes the dollar amount invested, the number of shares purchased or redeemed, the price per share, and the aggregate shares owned.  A transcript of all activity in your account during the previous year will be furnished each January.  By retaining each annual summary and the last year-to-date statement, you have a complete detailed history of your account that provides necessary tax information.

Upon purchase, the proper number of full and fractional shares are credited to your account and confirmed by the Fund’s transfer agent (the “Transfer Agent”), U.S. Bancorp Fund Services, LLC (“USBFS”).

Retirement Plans.  Shares may be purchased by virtually all types of tax deferred retirement plans.  Please contact the Fund at 1-800-443-4693 to obtain plan forms and/or custody agreements for the following:

•	Individual Retirement Accounts

•	Roth IRA Accounts

•	Simplified Employee Pension Plans

U.S. Bank, National Association serves as fiduciary and custodian of the above-mentioned retirement plans.  Dividends and distributions will be automatically reinvested without a sales charge.  For further details, including rights of revocation, fees charged, tax consequences and redemption information, see the specific plan documents that can be obtained from the Fund.  Investors should consult with their tax advisor before establishing any of the tax-deferred retirement plans listed above.

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The Fund reserves the right in its sole discretion to withdraw all or any part of the offering made by the prospectus or to reject purchase orders when, in the judgment of management, such withdrawal or rejection is in the best interest of the Fund and its shareholders.

The Fund may accept investments in kind of stocks based on judgments as to whether, in each case, acceptance of stock will allow the Fund to acquire the stock at no more than the net cost of acquiring it through normal channels, and whether the stock has restrictions on its sale by the Fund under the Securities Act.  Fund shares purchased in exchange for stocks are issued at NAV.

The Fund reserves the right to refuse to accept orders for Fund shares unless accompanied by payment.

REDEMPTION OF SHARES

The Fund will not be responsible for the consequences of delays, including delays in the banking or Federal Reserve wire systems.  The Transfer Agent cannot process transaction requests that are not complete and in good order as defined in the prospectus.

The right of redemption may be suspended, or the date of payment postponed beyond the normal seven-day period by the Board under the following conditions authorized by the 1940 Act: (1) for any period (a) during which the New York Stock Exchange is closed, other than customary weekend and holiday closing, or (b) during which trading on the New York Stock Exchange is restricted; (2) for any period during which an emergency exists as a result of which (a) disposal by the Fund of securities owned by it is not reasonably practicable or (b) it is not reasonably practicable for the Fund to determine the fair value of its net assets; or (3) for such other periods as the SEC may by order permit for the protection of the Fund’s shareholders.

All redemption and repurchase payments will be made by check, except that if the Board determines that it is in the best interest of the remaining shareholders, redemptions and repurchases may be made in kind from the portfolio of the Fund, in lieu of cash, taking such securities at their value employed in determining NAV, and selecting the securities in such manner as the Board may deem fair and equitable.  Redemptions made in kind are taxable transactions.  In such event, the Fund may comply with Rule 18f-1 promulgated by the SEC under Section 18(f) of the 1940 Act, pursuant to which the Fund, upon filing a notification of election with the SEC, would redeem and repurchase Shares solely in cash during any 90-day period for any one shareholder up to the lesser of $250,000 or 1% of the NAV of the Fund at the beginning of such 90-day period.  In the event of redemptions or repurchases in kind, a shareholder may incur brokerage commissions in realizing cash thereon.

Because the NAV of a Share fluctuates as a result of changes in the value of securities owned by the Fund, the amount received upon redemption may be more or less than the amount paid for such Shares.

Systematic Withdrawal Plan.  The payments specified by an investor will be made out of the proceeds of redemption of Shares credited to his account.  Accordingly, since the withdrawal payments represent the proceeds for Share redemptions, an investor’s invested capital will be reduced to the extent that withdrawal payments exceed the income dividends and capital gains distributions paid and reinvested on his Shares.  Continued withdrawals in excess of current income risk the exhaustion of invested capital.

All dividends and distributions of Shares are reinvested in additional Shares at NAV per Share, that is, without sales charge.

ABANDONED PROPERTY

It is important that the Fund maintain a correct address for each investor.  An incorrect address may cause an investor’s account statements and other mailings to be returned to the Fund.  Based upon statutory requirements for returned mail, the Fund will attempt to locate the investor or rightful owner of the account.  If the Fund is unable to locate the investor, then they will determine whether the investor’s account can legally be considered abandoned.  The Fund is legally obligated to escheat (or transfer) abandoned property to the appropriate state’s unclaimed property administrator in accordance with statutory requirements.  The investor’s last known address of record determines which state has jurisdiction.

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INVESTMENT ADVISORY AND OTHER SERVICES

Information About the Adviser.  EWM, the Fund’s investment adviser, with principal offices at 55 East 52nd Street, 23rd Floor, New York, New York 10055 is a Delaware limited liability company.

EWM was founded in September 2008 and is majority owned by Evercore Partners Services East LLC, a subsidiary of Evercore Partners Inc., (“Evercore”).  Evercore is a publicly-traded financial services firm (NYSE:EVR), which provides advisory services to multinational corporations on mergers, acquisitions, divestitures, restructurings, and other strategic corporate transactions.  Evercore also provides asset management services to complement their advisory services.

The Advisory Agreement.  EWM furnishes investment advisory research, statistical and managerial services and provides the Fund with a continuous investment program pursuant to an Investment Advisory Contract (the “Advisory Agreement”).  Under the Advisory Agreement the Fund pays its own expenses including interest charges; taxes; costs of purchasing and selling securities for its portfolio; rent; expenses of redemption of shares; auditing and legal expenses; expenses attributable to setting the type for and printing only such copies of prospectuses as are filed with any federal or state agency, regulatory authority or governmental department; trustees’ fees and expenses necessarily incurred by trustees in attendance at trustees’ meetings; expenses of administrative personnel and administrative services; custodian fees; fees of the Transfer Agent, the registrar and the dividend disbursing agent; cost of corporate reports; all other printing expenses not specifically allocated to EWM under the Agreement; costs in connection with Board meetings and meetings of shareholders, including proxy material preparation and distribution, filing fees, dues, insurance premiums, miscellaneous management and operating expenses and expenses of an extraordinary and nonrecurring nature.

The Advisory Agreement provides that it shall continue in effect for a period of two years from its effective date and that it may be continued from year to year thereafter only if specifically approved at least annually by a vote of a majority of the Board, or by the vote of a majority of the Fund’s outstanding voting securities.  In either case, each continuance must be approved by a majority vote of the trustees who are not parties to such contract or “interested persons” of any such party to such contract (other than as trustees of the Trust) cast in person at a meeting called for that purpose.

The Advisory Agreement may be amended or modified only by the vote of a majority of the Fund’s outstanding voting securities and a majority of the Board, including a majority of such trustees who are not parties of the Agreement or “interested persons” of any such party (other than as trustees of the Fund).

The Advisory Agreement may be terminated, without penalty, on 60 days’ written notice to EWM, by the Board or by the vote of a majority of the Fund’s outstanding voting securities.  It automatically terminates upon its “assignment” within the meaning of Section 2(a)(4) of the 1940 Act.

Description of the Advisory Fee.  The Advisory Agreement provides for an advisory fee equal to 0.75% of the Fund’s net assets on an annualized basis.  Such advisory fee is calculated and paid monthly.

The following aggregate management fees, net of waiver, were paid to EWM, during the most recent fiscal year:

Advisory Fees For Fiscal Year Ended December 31,
2010(1)
$[…]
(1)	The Fund commenced operations on June 30, 2011.

Expense Limitation.  EWM has contractually agreed to reduce its fees and/or reimburse the Fund to the extent necessary to ensure that the Fund’s total operating expenses (exclusive of all federal, state and local taxes, interest, dividends and interest on short positions, acquired fund fees and expenses, brokerage commissions and other costs incurred in connection with the purchase and sale of securities and extraordinary items) do not exceed 1.25% of the Fund’s average daily net assets. This agreement will continue in effect until June 30, 2013, with successive renewal terms of one year unless terminated by the Board of Trustees prior to any such renewal.  EWM has the right to recover any fee reductions and/or expense reimbursements made in the three prior fiscal years pursuant to this agreement, provided that the Fund’s total annual operating expenses (exclusive of all federal, state and local taxes, interest, dividends and interest on short positions, acquired fund fees and expenses, brokerage commissions and other costs incurred in connection with the purchase and sale of securities and extraordinary items) do not exceed 1.25% and 1.00% of average daily net assets for Investor Class shares and Institutional Class shares, respectively, in the year of reimbursement.

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Portfolio Managers

John McDermott, Brian Pollak and Judith McDonald Moses (the “Portfolio Managers”), are responsible for the day-to-day management of the Fund.

The following table provides information regarding other accounts managed by the Portfolio Managers as of December 31, 2011:

Category of Account	Total Number of Accounts Managed	Total Assets in Accounts Managed	Number of Accounts for which Advisory Fee is Based on Performance	Assets in Accounts for which Advisory Fee is Based on Performance
John McDermott
Other Registered Investment Companies	0	$0	0	$0
Other Pooled Investment Vehicles	1	$2,900,000	0	$0
Other Accounts	200	$150,000,000	0	$0

Brian Pollak
Other Registered Investment Companies	0	$0	0	$0
Other Pooled Investment Vehicles	1	$2,900,000	0	$0
Other Accounts	80	$265,000,000	0	$0

Judith McDonald Moses
Other Registered Investment Companies	0	$0	0	$0
Other Pooled Investment Vehicles	1	$2,900,000	0	$0
Other Accounts	72	$15,000,000	0	$0

Material Conflict of Interest. The portfolio managers provide discretionary investment advisory services to individuals and institutional clients, as well as to the Fund.  Where conflicts of interest arise between the Fund and other accounts managed by the Portfolio Managers, the Portfolio Managers will proceed in a manner that ensures that the Fund will not be treated materially less favorably.  There may be instances where similar portfolio transactions may be executed for the same security for numerous accounts managed by the Portfolio Managers.  In such instances, securities will be allocated in accordance with the Adviser’s trade allocation policy.

The Adviser permits its employees, including the portfolio managers to engage, on a limited basis, in personal securities transactions.  To avoid any potential conflicts of interest involving personal trades, the Adviser has adopted a Code of Ethics (“Code”), which the portfolio managers are subject to and which includes formal policies and procedures to address insider trading, information barriers, and personal security transactions.  The Code requires, among other things, that its employees place client interests ahead of their own, and that they engage in personal investing that is in full compliance with the Code, avoid taking advantage of their position, and maintain full compliance with applicable federal securities laws.

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The Code also requires employees to pre-clear certain personal securities transactions, report personal securities transactions on at least a quarterly basis, and provide the Adviser with a detailed summary of holdings (both initially upon commencement of employment and annually thereafter) over which the employee has a direct or indirect beneficial interest.

Employees may not buy or sell securities on the same day that they are being traded for clients or the Fund. Furthermore, employees may not buy, sell, or recommend securities (or derivatives thereof) of an issuer for any proprietary, customer, employee, or other account, including the Fund while in possession of material, non-public information regarding the issuer.  In addition, personal investments must generally be held for a minimum of thirty days.

Compensation.  The Portfolio Managers’ compensation is made up of a base salary, augmented by a discretionary bonus which is based on the achievement of investment and non-investment related goals.  The Portfolio Managers receive no performance-based compensation in the form of deferred compensation.

Securities Owned in the Fund by Portfolio Managers.  As of December 31, 2011, the Portfolio Managers beneficially owned shares of the Fund totaling the following amounts:

Name of Portfolio Manager	Dollar Range of Equity Securities in the Fund
Mr. John McDermott	$500,001 - $1,000,000
Mr. Brian Pollak	$50,001 - $100,000
Ms. Judith McDonald Moses	$50,001 - $100,000

PRINCIPAL UNDERWRITER

Quasar Distributors, LLC (the “Distributor”), located at 615 East Michigan Street, Milwaukee, Wisconsin 53202, the Fund’s principal underwriter or distributor, offers Shares of the Fund on a continuous basis.  U.S. Bank, N.A., USBFS and the Distributor are affiliated entities. The Distributor is a registered broker-dealer and member of the Financial Industry Regulatory Authority, Inc. (“FINRA”).

The Underwriting Agreement.  Pursuant to a distribution agreement (the “Distribution Agreement”) with the Distributor, the Distributor acts as the Fund’s principal underwriter, provides certain administration services and promotes and arranges for the sale of the Fund’s shares.  The offering of the Fund’s shares is continuous.

The Distribution Agreement has an initial term of up to two years and will continue in effect only if such continuance is specifically approved at least annually by the Board of Trustees or by vote of a majority of the Fund’s outstanding voting securities and, in either case, by a majority of the Trustees who are not parties to the Distribution Agreement or “interested persons” (as defined in the 1940 Act) of any such party.  The Distribution Agreement is terminable without penalty by the Fund on 60 days’ written notice when authorized either by a majority vote of the Fund’s shareholders or by vote of a majority of the Board of Trustees, including a majority of the Trustees who are not “interested persons” (as defined in the 1940 Act) of the Fund, or by the Distributor on 60 days’ written notice, and will automatically terminate in the event of its “assignment” (as defined in the 1940 Act).

Shareholder Servicing Agreement.  The Fund has entered into a shareholder servicing agreement (a “Servicing Agreement”) with the Adviser on behalf of the Investor Class shares of the Fund under which the Adviser may provide, or arrange for other qualified financial institutions to provide, various shareholder and account services to Investor Class shares of the Fund.  These services include: responding to shareholder inquiries, assisting shareholders with purchases and redemptions, and furnishing Fund communications to Investor Class shareholders.  For these services, the Investor Class shares of the Fund pays the Adviser a fee of 0.25% of the average daily net assets of the Investor Class shares owned by investors for which the Adviser and other shareholder servicing agents maintain a servicing relationship.

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During the past fiscal year, the Fund paid the following in Shareholder Servicing Fees to EWM:

Shareholder Servicing Fees For Fiscal Year Ended December 31,
2011(1)
$[…]
(1)	The Fund commenced operations on June 30, 2011.

Administrator.  Pursuant to a Fund Administrative Services Agreement, USBFS is the Fund’s administrator.  As such, USBFS provides all necessary bookkeeping, financial statements, federal state, and local tax returns.  The Fund incurred the following expenses for fund administration services during the previous fiscal year:

Fund Administrative Expenses For Fiscal Year Ended December 31,
2011(1)
$[…]
(1)	The Fund commenced operations on June 30, 2011.

Fund Accounting and Transfer Agent.  USBFS serves as Fund Accountant and Transfer Agent to the Fund pursuant to a Fund Accounting Servicing Agreement and a Transfer Agent Servicing Agreement.  Under the Fund Accounting Servicing Agreement, USBFS will provide portfolio accounting services, expense accrual and payment services, fund valuation and financial reporting services, tax accounting services and compliance control services. USBFS will receive a fund accountant fee for the Fund, which will be billed on a monthly basis.  Under the Transfer Agent Servicing Agreement, USBFS will provide all of the customary services of a transfer agent and dividend disbursing agent including, but not limited to:  (1) receiving and processing orders to purchase or redeem shares; (2) mailing shareholder reports and prospectuses to current shareholders; and (3) providing blue sky services to monitor the number of Fund shares sold in each state.  USBFS will receive a transfer agent fee, which will be billed on a monthly basis.

Custodian.  The Custodian for the Fund is U.S. Bank, N.A., 1555 N. RiverCenter Drive, Suite 302, Milwaukee, WI 53212, an affiliate of USBFS.  As Custodian, U.S. Bank, N.A. holds all of securities and cash owned by the Fund.

Independent Registered Public Accounting Firm.  […], is the Fund’s independent registered public accounting firm.  The Fund’s financial statements are audited annually by […] and approved by the Board each year, and in years in which a shareholder meeting is held the Trustees may submit their selection of independent registered public accounting firm to shareholders for ratification.

CODE OF ETHICS

The Fund, the Adviser and the Distributor have each adopted a code of ethics, as required by federal securities laws.  Under each code of ethics, persons who are designated as access persons may engage in personal securities transactions, including transactions involving securities that may be purchased or sold by the Fund, subject to certain general restrictions and procedures.  These codes of ethics are on file with the SEC.

PROXY VOTING GUIDELINES

These guidelines are designed to reflect the fiduciary duty to vote proxies in favor of shareholder interests.  In determining votes, the Adviser will not subordinate the economic interest of the Fund to any other entity or interested party.  The following guidelines will be used for each of the following four categories of issues:

Routine Proposals.  Routine proposals are those that do not change the structure, bylaws, or operations of the corporation to the detriment of the shareholders.  Given the routine nature of these proposals, proxies will nearly always be voted with management.  Traditionally, these issues include:

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•	Approval of auditors
•	Election of directors
•	Indemnification provisions for directors
•	Liability limitations of directors
•	Name changes

Non-Routine Proposals.  Issues in this category are more likely to affect the structure and operations of the corporation and therefore will have a greater impact on the value of a shareholder’s investment.  We will review each issue in this category on a case-by-case basis.  As previously stated, voting decisions will be made based on the financial interest of the Fund.  Non-routine matters include:

•	Mergers and acquisitions
•	Restructuring
•	Reincorporation
•	Changes in capitalization
•	Increase in number of directors
•	Increase in preferred stock
•	Increase in common stock
•	Stock option plans

Corporate Governance Proposals.  Proxies will generally be voted against any management proposal that clearly has the effect of restricting the ability of shareholders to realize the full potential value of their investment.  Proposals in this category would include:

•	Poison pills
•	Golden parachutes
•	Greenmail
•	Supermajority voting
•	Dual class voting
•	Classified boards

Shareholder Proposals.  Proposals submitted by shareholders for vote usually include issues of corporate governance and other non-routine matters.  Each issue will be reviewed on a case-by-case basis in order to determine the position that best represents the financial interest of the Fund.  Shareholder matters include:

•	Annual election of directors
•	Anti-poison pill
•	Anti-greenmail
•	Confidential voting
•	Cumulative voting

Although many proxy proposals can be voted in accordance with the Adviser’s proxy voting guidelines, some proposals will require special consideration, and the Adviser will make a decision on a case-by-case basis in these situations.

Where a proxy proposal raises a material conflict between the Adviser’s interests and the Fund’s interests, the Adviser will resolve the conflict as follows:

To the extent the Adviser is making a case-by-case determination under its proxy voting guidelines, the Adviser will disclose the conflict to the Board and obtain the Board’s consent to vote or direct the matter to an independent third party, selected by the Board, for a vote determination.  If the Board’s consent or the independent third party’s determination is not received in a timely manner, the Adviser will abstain from voting the proxy.

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The Fund is required to file Form N-PX; with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year.  Form N-PX for the Fund is available without charge, upon request, by calling toll-free 1-800-443-4693 and on the SEC’s website at www.sec.gov.

ANTI-MONEY LAUNDERING PROGRAM

The Fund has established an Anti-Money Laundering Compliance Program (the “Program”) as required by the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 (“USA PATRIOT Act”).  In order to ensure compliance with this law, the Fund’s Program provides for the development of internal practices, procedures and controls, designation of anti-money laundering compliance officers, an ongoing training program and an independent audit function to determine the effectiveness of the Program.

Procedures to implement the Program include, but are not limited to, determining that the Fund’s distributor and the Transfer Agent have established proper anti-money laundering procedures, reporting suspicious and/or fraudulent activity, checking shareholder names against designated government lists, including Office of Foreign Asset Control (“OFAC”), and a complete and thorough review of all new opening account applications.  The Fund will not transact business with any person or entity whose identity cannot be adequately verified under the provisions of the USA PATRIOT Act.

GENERAL INFORMATION

The Trust was organized as a Delaware statutory trust on April 11, 2011.  The Fund is a separate portfolio, or series, of the Trust.  As of the date of this SAI, the Fund is the sole series of the Trust.  The Trust may add additional new series at any time.  The Trust is authorized to issue an unlimited number of interests (or shares).  Interests in the Fund are represented by shares of beneficial interest each with no par value.  Each series of the Trust has equal voting rights and liquidation rights, and are voted in the aggregate and not by the series, except in matters where a separate vote is required by the 1940 Act, or when the matters affect only the interest of a particular series.  When matters are submitted to shareholders for a vote, each shareholder is entitled to one vote for each full share owned and fractional votes for fractional shares owned.  The Trust does not hold annual meetings of shareholders.  The Board of Trustees shall promptly call and give notice of a meeting of shareholders for the purpose of voting upon removal of any trustee when requested to do so in writing by shareholders holding 10% or more of the Trust’s outstanding shares.

Each share of the Fund represents an equal proportionate interest in the assets and liabilities belonging to the Fund and is entitled to such distributions out of the income belonging to the Fund as are declared by the Board of Trustees.  The Board of Trustees has the authority from time to time to divide or combine the shares of any series into a greater or lesser number of shares of that series so long as the proportionate beneficial interests in the assets belonging to that series and the rights of shares of any other series are in no way affected.  Additionally, in case of any liquidation of a series, the holders of shares of the series being liquidated are entitled to receive a distribution out of the assets, net of the liabilities, belonging to that series.  Expenses attributable to any series are borne by that series.  Any general expenses of the Trust not readily identifiable as belonging to a particular series are allocated by, or under the direction of, the Board of Trustees on the basis of relative net assets, number of shareholders or other equitable method.  No shareholder is liable to further calls or to assessment by the Trust without his or her express consent.

The assets of the Fund received for the issue or sale of its shares, and all income, earnings, profits and proceeds thereof, subject only to the rights of creditors, shall constitute the underlying assets of the Fund.  In the event of the dissolution or liquidation of the Fund, the holders of shares of the Fund are entitled to share pro rata in the net assets of the Fund available for distribution to shareholders.  The fiscal year of the Fund ends on December 31 of each year.

FINANCIAL STATEMENTS

The financial statements of the Fund for the year ended December 31, 2011 are incorporated herein by reference to the Fund’s Annual Report, filed electronically with the SEC on […], 2012.  These financial statements include the schedule of investments, statement of assets and liabilities, statement of operations, statements of changes in net assets, financial highlights, notes and the report of the Fund’s independent registered public accounting firm, […].

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WALL STREET EWM FUNDS TRUST
PART C

OTHER INFORMATION

Item 28.                      Exhibits.

(a)			Articles of Incorporation
	(1)		Certificate of Trust was previously filed with the Registration Statement on Form N-1A on April 14, 2011, and is incorporated by reference.
	(2)		Declaration of Trust was previously filed with the Registration Statement on Form N-1A on April 14, 2011, and is incorporated by reference.
		(i)	Amendment to the Agreement and Declaration of Trust was previously filed with the Registration Statement on Form N-1A/A on June 28, 2011, and is incorporated by reference.
(b)			By-Laws
	(1)		By-laws were previously filed with the Registration Statement on Form N-1A on April 14, 2011, and are incorporated by reference.
	(2)		Amended and Restated By-laws were previously filed with the Registration Statement on Form N-1A/A on June 28, 2011, and is incorporated by reference.
(c)			Instruments Defining Rights of Security Holders are incorporated by reference into the Registrant’s Declaration of Trust.
(d)			Investment Advisor Contract was previously filed with the Registration Statement on Form N-1A/A on June 28, 2011, and is incorporated by reference.
(e)			Distribution Agreement was previously filed with the Registration Statement on Form N-1A/A on June 28, 2011, and is incorporated by reference.
(f)			Bonus or Profit Sharing Contracts — Not Applicable.
(g)			Custody Agreement was previously filed with the Registration Statement on Form N-1A/A on June 28, 2011, and is incorporated by reference.
(h)			Other Material Contracts.
	(1)		Fund Administration Servicing Agreement was previously filed with the Registration Statement on Form N-1A/A on June 28, 2011, and is incorporated by reference.
	(2)		Transfer Agent Servicing Agreement was previously filed with the Registration Statement on Form N-1A/A on June 28, 2011, and is incorporated by reference.
	(3)		Fund Accounting Servicing Agreement was previously filed with the Registration Statement on Form N-1A/A on June 28, 2011, and is incorporated by reference.
	(4)		Shareholder Servicing Agreement was previously filed with the Registration Statement on Form N-1A/A on June 28, 2011, and is incorporated by reference.
	(5)	(i)	Power of Attorney was previously filed with the Registration Statement on Form N-1A on April 14, 2011, and is incorporated by reference.
		(ii)	Power of Attorney was previously filed with the Registration Statement on Form N-1A/A on June 28, 2011, and is incorporated by reference.
	(6)		Operating Expenses Limitation Agreement was previously filed with the Registration Statement on Form N-1A/A on June 28, 2011, and is incorporated by reference.
(i)			Legal Opinions.
	(1)		Opinion and Consent of Counsel — To Be Filed By Amendment.
(j)			Other Opinions.
	(1)		Consent of Independent Registered Public Accounting Firm — To Be Filed By Amendment.
(k)			Omitted Financial Statements — Not Applicable.

(l)		Agreement Relating to Initial Capital was previously filed with the Registration Statement on Form N-1A/A on June 28, 2011, and is incorporated by reference.
(m)		Rule 12b-1 Plan — Not Applicable.
(n)		Rule 18f-3 Plan — To Be Filed By Amendment.
(o)		Reserved.
(p)		Code of Ethics.
	(1)	Code of Ethics for Fund and Adviser was previously filed with the Registration Statement on Form N-1A/A on June 28, 2011, and is incorporated by reference.
	(2)	Code of Ethics for Principal Underwriter was previously filed with the Registration Statement on Form N-1A/A on June 28, 2011, and is incorporated by reference.

Item 29.                      Persons Controlled by or Under Common Control with Registrant

No person is directly or indirectly controlled by or under common control with the Registrant.

Item 30.                      Indemnification

Reference is made to Article 8 of the Registrant’s Declaration of Trust.

Pursuant to Rule 484 under the Securities Act of 1933, as amended, the Registrant furnishes the following undertaking:  “Insofar as indemnification for liability arising under the Securities Act of 1933 (the “Act”) may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that, in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable.  In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.”

Item 31.                      Business and Other Connections of Investment Adviser

Evercore Wealth Management, LLC (the “Adviser”) is the investment adviser for the series comprising the Wall Street EWM Funds Trust.  See captions “Management of the Fund” in the Registrant’s Prospectus and “Investment Advisory and Other Services” in the Registrant’s Statement of Additional Information.

With respect to the Adviser, the response to this Item is incorporated by reference to the Adviser’s Uniform Application for Investment Adviser Registration (Form ADV) on file with the Securities and Exchange Commission (“SEC”), dated July 22, 2011.  The Advisor’s Form ADV may be obtained, free of charge, at the SEC's website at www.adviserinfo.sec.gov.

Item 32.                      Principal Underwriter.

(a)                Quasar Distributors, LLC, the Registrant’s principal underwriter, acts as principal underwriter for the following investment companies:

Academy Funds Trust	Jensen Portfolio, Inc.
Advisors Series Trust	Keystone Mutual Funds
Allied Asset Advisors Funds	Kiewit Investment Fund, LLLP
Alpine Equity Trust	Kirr Marbach Partners Funds, Inc.
Alpine Income Trust	Litman Gregory Funds Trust
Alpine Series Trust	LKCM Funds
Artio Global Funds	LoCorr Investment Trust
Brandes Investment Trust	MainGate Trust

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Brandywine Blue Funds, Inc.	Managed Portfolio Series
Bridges Investment Fund, Inc.	Matrix Advisors Value Fund, Inc.
Buffalo Funds	Monetta Fund, Inc.
Country Mutual Funds Trust	Monetta Trust
Cushing MLP Funds Trust	Nicholas Family of Funds, Inc.
DoubleLine Funds Trust	Permanent Portfolio Family of Funds, Inc.
Empiric Funds, Inc.	Perritt Funds, Inc.
Evermore Funds Trust	Perritt Microcap Opportunities Fund, Inc.
First American Funds, Inc.	PineBridge Mutual Funds
First American Investment Funds, Inc.	PRIMECAP Odyssey Funds
First American Strategy Funds, Inc.	Professionally Managed Portfolios
Fort Pitt Capital Funds	Prospector Funds, Inc.
Glenmede Fund, Inc.	Purisima Funds
Glenmede Portfolios	Quaker Investment Trust
Greenspring Fund, Inc.	Rainier Investment Management Mutual Funds
Guinness Atkinson Funds	RBC Funds Trust
Harding Loevner Funds, Inc.	SCS Financial Funds
Hennessy Funds Trust	Thompson Plumb Funds, Inc.
Hennessy Funds, Inc.	TIFF Investment Program, Inc.
Hennessy Mutual Funds, Inc.	Trust for Professional Managers
Hennessy SPARX Funds Trust	USA Mutuals Funds
Hotchkis & Wiley Funds	Wall Street Fund
Intrepid Capital Management Funds Trust	Wexford Trust
IronBridge Funds, Inc.	Wisconsin Capital Funds, Inc.
Jacob Funds, Inc.	WY Funds

               (b)    To the best of Registrant’s knowledge, the directors and executive officers of Quasar Distributors, LLC are as follows:

Name and Principal Business Address	Position and Offices with Quasar Distributors, LLC	Positions and Offices with Registrant
James R. Schoenike(1)	President, Board Member	None
Andrew M. Strnad(2)	Secretary	None
Joe D. Redwine(1)	Board Member	None
Robert Kern(1)	Board Member	None
Eric W. Falkeis(1)	Board Member	None
Susan LaFond(1)	Treasurer	None
Teresa Cowan(1)	Assistant Secretary	None
John Kinsella(3)	Assistant Treasurer	None
Brett Scribner(3)	Assistant Treasurer	None

(1)This individual is located at 615 East Michigan Street, Milwaukee, Wisconsin, 53202.
(2)This individual is located at 6602 East 75th Street, Indianapolis, Indiana, 46250.
(3)This individual is located at 800 Nicollet Mall, Minneapolis, Minnesota, 55402.

(c)                Not applicable.

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Item 33.                      Location of Accounts and Records.

The books and records required to be maintained by Section 31(a) of the Investment Company Act of 1940 are maintained at the following locations:

Records Relating to:	Are located at:

Registrant’s Fund Administrator, Fund Accountant and Transfer Agent	U.S. Bancorp Fund Services, LLC 615 East Michigan Street, 3rd Floor Milwaukee, Wisconsin 53202
Registrant’s Investment Adviser	Evercore Wealth Management, LLC 55 East 52nd Street, 32nd Floor New York, NY 10055
Registrant’s Principal Underwriter	Quasar Distributors, LLC 615 East Michigan Street Milwaukee, Wisconsin 53202
Registrant’s Custodian	U.S. Bank, National Association 1555 North River Center Drive Suite 302 Milwaukee, WI 53212

Item 34.                      Management Services

                     Not Applicable.

Item 35.                      Undertakings

                     Not Applicable.

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SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Post-Effective Amendment No. 2 to its Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and State of New York, on the 24th day of February, 2012.

                   WALL STREET EWM FUNDS TRUST

                   By: /s/ Robert P. Morse
                   Robert P. Morse
                   President

Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 2 to its Registration Statement has been signed below on February 24, 2012 by the following persons in the capacities indicated.

/s/ Robert P. Morse Robert P. Morse	President, Trustee and Chairperson	February 24, 2012
/s/ Amb. Kurt D. Volker * Amb. Kurt D. Volker	Independent Trustee	February 24, 2012
/s/ Harlan K. Ullman, Ph.D.* Harlan K. Ullman, Ph.D.	Independent Trustee	February 24, 2012
/s/ Michael R. Linburn * Michael R. Linburn	Executive Vice President and Secretary	February 24, 2012
/s/ Jian H. Wang * Jian H. Wang	Executive Vice President and Treasurer	February 24, 2012

* By: /s/ Robert P. Morse
Robert P. Morse
Attorney-in-Fact pursuant to
*Attorney-in-Fact pursuant to Power of
                Attorney previously filed with Registrant’s
                Registration Statement on Form N-1A with
                the SEC on April 14, 2011, and is incorporated by reference.

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